UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 35.3%				$74,392,684

(Cost $74,779,368)

U.S. Government 8.9%				18,786,779

U.S. Treasury
Bond	2.875	05/15/43	$3,680,000	3,113,052
Note	0.625	08/15/16	250,000	248,906
Note	1.875	06/30/20	10,205,000	9,993,726
Note	2.500	08/15/23	5,565,000	5,431,095

U.S. Government Agency 26.4%				55,605,905

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500	02/01/26	190,616	198,814
30 Yr Pass Thru	3.000	03/01/43	925,702	883,829
30 Yr Pass Thru	5.000	03/01/41	1,372,653	1,493,672
30 Yr Pass Thru	5.000	04/01/41	667,181	717,454
30 Yr Pass Thru	6.500	06/01/37	10,802	11,949
30 Yr Pass Thru	6.500	10/01/37	30,747	34,016
30 Yr Pass Thru	6.500	11/01/37	63,464	70,203
30 Yr Pass Thru	6.500	12/01/37	29,946	33,134
30 Yr Pass Thru	6.500	02/01/38	15,173	16,788
30 Yr Pass Thru	6.500	04/01/39	405,150	448,297
30 Yr Pass Thru	6.500	04/01/39	469,411	519,376
30 Yr Pass Thru	6.500	09/01/39	502,507	555,978
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07/01/27	741,853	758,429
15 Yr Pass Thru	3.500	03/01/26	1,107,662	1,156,944
15 Yr Pass Thru	3.500	07/01/26	2,253,530	2,355,555
15 Yr Pass Thru	4.000	12/01/24	1,654,790	1,751,685
30 Yr Pass Thru	3.000	10/29/27	585,000	516,387
30 Yr Pass Thru	3.000	12/01/42	2,488,387	2,382,436
30 Yr Pass Thru	3.000	03/01/43	267,198	255,904
30 Yr Pass Thru	3.000	05/01/43	346,159	331,528
30 Yr Pass Thru	3.500	02/01/26	181,496	189,571
30 Yr Pass Thru	3.500	06/01/42	4,554,524	4,548,298
30 Yr Pass Thru	3.500	06/01/42	2,690,417	2,686,319
30 Yr Pass Thru	3.500	04/01/43	860,605	859,159
30 Yr Pass Thru	4.000	09/01/41	6,128,355	6,343,804
30 Yr Pass Thru	4.000	10/01/41	93,422	96,560
30 Yr Pass Thru	4.000	03/01/42	727,051	750,453
30 Yr Pass Thru	4.500	08/01/40	4,464,607	4,713,300
30 Yr Pass Thru	4.500	12/01/40	1,063,141	1,124,022
30 Yr Pass Thru	4.500	05/01/41	1,578,531	1,665,967
30 Yr Pass Thru	4.500	07/01/41	1,198,662	1,268,053
30 Yr Pass Thru	4.500	11/01/41	427,562	451,512
30 Yr Pass Thru	5.000	11/01/33	456,983	491,804
30 Yr Pass Thru	5.000	04/01/35	290,462	312,322
30 Yr Pass Thru	5.000	09/01/40	2,130,046	2,314,980
30 Yr Pass Thru	5.000	02/01/41	1,149,224	1,252,592
30 Yr Pass Thru	5.000	03/01/41	2,437,759	2,669,977
30 Yr Pass Thru	5.000	04/01/41	436,124	475,079
30 Yr Pass Thru	5.000	05/01/41	2,448,667	2,639,838
30 Yr Pass Thru	5.500	09/01/34	1,039,901	1,131,339
30 Yr Pass Thru	5.500	02/01/36	344,500	374,145

1

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru (P)	5.850	03/01/14	$240	$255
30 Yr Pass Thru (P)	5.850	06/01/14	1,808	1,922
30 Yr Pass Thru	6.000	06/01/40	317,077	345,651
30 Yr Pass Thru	6.500	09/01/37	191,329	211,391
30 Yr Pass Thru	6.500	01/01/39	1,186,325	1,312,583
30 Yr Pass Thru	6.500	03/01/39	61,132	67,529
30 Yr Pass Thru	6.500	06/01/39	335,515	373,066

Corporate Bonds 38.3%				$80,775,862

(Cost $80,452,892)

Consumer Discretionary 3.2%				6,718,063

Auto Components 0.2%
BorgWarner, Inc.	4.625	09/15/20	251,000	262,743
Hyundai Capital America (S)	2.125	10/02/17	220,000	214,586

Automobiles 1.5%
Ford Motor Company	6.625	10/01/28	85,000	93,984
Ford Motor Credit Company LLC	5.000	05/15/18	436,000	468,213
Ford Motor Credit Company LLC	5.875	08/02/21	1,406,000	1,525,750
Ford Motor Credit Company LLC	8.000	12/15/16	345,000	400,844
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	185,000	195,818
Nissan Motor Acceptance Corp. (S)	1.950	09/12/17	395,000	388,710

Hotels, Restaurants & Leisure 0.3%
Brinker International, Inc.	2.600	05/15/18	290,000	283,609
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	333,900

Internet & Catalog Retail 0.3%
Expedia, Inc.	5.950	08/15/20	240,000	249,261
QVC, Inc.	4.375	03/15/23	270,000	251,915
QVC, Inc.	5.125	07/02/22	180,000	178,684

Media 0.7%
CBS Corp.	7.875	07/30/30	560,000	681,463
Myriad International Holdings BV (S)	6.000	07/18/20	200,000	203,760
News America, Inc.	6.150	03/01/37	110,000	118,784
News America, Inc.	6.400	12/15/35	110,000	121,139
Time Warner Cable, Inc.	8.250	04/01/19	290,000	338,432

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36	359,000	406,468

Consumer Staples 0.9%				1,932,198

Beverages 0.1%
Pernod-Ricard SA (S)	5.750	04/07/21	285,000	316,404

Food & Staples Retailing 0.5%
Safeway, Inc. (L)	4.750	12/01/21	105,000	106,074
Safeway, Inc.	5.000	08/15/19	730,000	769,941
Safeway, Inc.	7.250	02/01/31	175,000	186,876

Food Products 0.3%
Bunge, Ltd. Finance Corp.	8.500	06/15/19	455,000	552,903

2

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy 4.5%				$9,485,224

Energy Equipment & Services 0.2%
Rowan Companies, Inc.	4.875	06/01/22	$285,000	290,884

Gas Utilities 0.2%
DCP Midstream LLC (S)	9.750	03/15/19	375,000	474,435

Oil, Gas & Consumable Fuels 4.1%
Anadarko Petroleum Corp.	8.700	03/15/19	400,000	511,638
Boardwalk Pipelines LP	5.500	02/01/17	170,000	185,682
CNOOC Finance 2013, Ltd.	3.000	05/09/23	205,000	181,698
DCP Midstream Operating LP	2.500	12/01/17	340,000	333,970
DCP Midstream Operating LP	3.875	03/15/23	185,000	168,738
Energy Transfer Partners LP	5.200	02/01/22	110,000	115,681
Energy Transfer Partners LP	9.700	03/15/19	340,000	434,331
Enterprise Products Operating LLC	6.500	01/31/19	895,000	1,053,183
Enterprise Products Operating LLC	6.650	04/15/18	565,000	667,108
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	185,000	205,813
Hess Corp.	8.125	02/15/19	500,000	621,918
Kerr-McGee Corp.	6.950	07/01/24	460,000	541,472
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	141,937
Lukoil International Finance BV (S)	3.416	04/24/18	590,000	579,675
NuStar Logistics LP	8.150	04/15/18	209,000	233,451
ONEOK Partners LP	6.150	10/01/16	295,000	331,812
Petrobras Global Finance BV	4.375	05/20/23	320,000	279,372
Petrohawk Energy Corp.	6.250	06/01/19	470,000	516,413
Petroleos Mexicanos	4.875	01/24/22	225,000	226,688
Suncor Energy, Inc.	6.100	06/01/18	285,000	329,775
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%)	6.350	05/15/67	470,000	488,319
Williams Partners LP	5.250	03/15/20	535,000	571,231

Financials 16.8%				35,484,001

Capital Markets 3.1%
Jefferies Group, Inc.	6.875	04/15/21	715,000	794,805
Jefferies Group, Inc.	8.500	07/15/19	205,000	248,385
Macquarie Bank, Ltd. (S)	6.625	04/07/21	305,000	327,405
Macquarie Group, Ltd. (S)	6.000	01/14/20	225,000	242,026
Morgan Stanley	4.100	05/22/23	505,000	461,993
Morgan Stanley	5.500	01/26/20	395,000	431,638
Morgan Stanley	5.550	04/27/17	440,000	483,912
Morgan Stanley	5.750	01/25/21	675,000	744,063
Morgan Stanley	7.300	05/13/19	785,000	927,946
The Goldman Sachs Group, Inc.	5.250	07/27/21	965,000	1,029,208
The Goldman Sachs Group, Inc.	5.750	01/24/22	865,000	948,117

Commercial Banks 3.1%
Abbey National Treasury Services PLC	4.000	04/27/16	470,000	498,139
Barclays Bank PLC	6.750	05/22/19	540,000	638,493
Barclays Bank PLC (S)	10.179	06/12/21	210,000	269,163
ICICI Bank, Ltd. (S)	4.700	02/21/18	320,000	311,123
ICICI Bank, Ltd. (S)	5.750	11/16/20	305,000	295,749
Nordea Bank AB (S)	3.125	03/20/17	540,000	558,553
PNC Financial Services Group, Inc. (4.850% to 6-1-23, then
3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	270,000	237,600
Royal Bank of Scotland Group PLC	6.125	12/15/22	135,000	129,698

3

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Royal Bank of Scotland Group PLC	6.400	10/21/19	$270,000	$302,440
Santander Holdings USA, Inc.	3.450	08/27/18	285,000	287,402
Santander Holdings USA, Inc.	4.625	04/19/16	70,000	73,529
Sberbank of Russia (S)	6.125	02/07/22	300,000	306,750
SunTrust Banks, Inc.	3.500	01/20/17	590,000	617,878
Swedbank AB (S)	2.125	09/29/17	370,000	364,677
U.S. Bancorp	3.442	02/01/16	500,000	520,977
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	200,000	211,000
Wachovia Bank NA	5.850	02/01/37	235,000	261,385
Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	545,000	607,675

Consumer Finance 0.5%
Capital One Financial Corp.	4.750	07/15/21	405,000	425,341
Discover Bank	7.000	04/15/20	280,000	328,033
Discover Financial Services	5.200	04/27/22	375,000	387,407

Diversified Financial Services 4.3%
Bank of America Corp.	3.300	01/11/23	225,000	207,517
Bank of America Corp.	5.000	05/13/21	560,000	591,843
Bank of America Corp.	5.700	01/24/22	310,000	341,453
Bank of America NA	5.300	03/15/17	125,000	136,228
Citigroup, Inc.	3.500	05/15/23	185,000	166,409
Citigroup, Inc.	8.500	05/22/19	400,000	506,344
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	200,000	197,000
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	200,000	201,000
General Electric Capital Corp. (P)	0.744	08/15/36	360,000	288,423
General Electric Capital Corp.	4.375	09/16/20	220,000	231,926
General Electric Capital Corp.	5.550	05/04/20	680,000	762,681
General Electric Capital Corp.	5.875	01/14/38	70,000	75,585
General Electric Capital Corp. (6.375% to 11-15-17, then 3
month LIBOR + 2.289%)	6.375	11/15/67	150,000	158,250
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22	500,000	550,000
JPMorgan Chase & Company	4.625	05/10/21	745,000	786,671
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	390,000	429,975
Merrill Lynch & Company, Inc.	6.875	04/25/18	510,000	592,383
Merrill Lynch & Company, Inc.	7.750	05/14/38	410,000	491,630
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month
LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	904,000	1,169,550
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	516,526
UBS AG	7.625	08/17/22	360,000	394,340
USB Realty Corp. (P)(Q)(S)	1.415	01/15/17	300,000	255,000

Insurance 2.9%
Aflac, Inc.	8.500	05/15/19	330,000	422,194
American International Group, Inc.	8.250	08/15/18	445,000	549,813
Aon PLC	4.250	12/12/42	205,000	174,828
AXA SA	8.600	12/15/30	280,000	331,800
CNA Financial Corp.	7.250	11/15/23	420,000	501,086
Hartford Financial Services Group, Inc.	6.000	01/15/19	71,000	80,579
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	535,000	561,970
Lincoln National Corp.	8.750	07/01/19	265,000	340,143

4

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Lincoln National Corp. (6.050% to 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	$320,000	$316,800
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	110,000	111,650
MetLife, Inc.	6.400	12/15/36	270,000	271,350
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	255,000	253,694
Pacific LifeCorp. (S)	6.000	02/10/20	155,000	173,086
Prudential Financial, Inc. (P)	5.200	03/15/44	90,000	81,000
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42	355,000	346,125
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	380,000	466,847
The Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	310,000	335,575
The Hanover Insurance Group, Inc.	6.375	06/15/21	95,000	102,824
Unum Group	5.625	09/15/20	145,000	157,658
Unum Group	7.125	09/30/16	275,000	313,702
WR Berkley Corp.	5.375	09/15/20	230,000	249,963

Real Estate Investment Trusts 2.9%
BioMed Realty LP	6.125	04/15/20	80,000	88,424
Boston Properties LP	3.700	11/15/18	150,000	156,351
DDR Corp.	4.625	07/15/22	75,000	75,086
DDR Corp.	7.875	09/01/20	95,000	115,133
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	510,000	556,319
HCP, Inc.	5.375	02/01/21	200,000	216,213
Health Care REIT, Inc.	4.125	04/01/19	340,000	353,242
Health Care REIT, Inc.	4.950	01/15/21	155,000	162,504
Health Care REIT, Inc.	6.125	04/15/20	665,000	748,057
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	384,695
Highwoods Realty LP	5.850	03/15/17	570,000	622,840
Host Hotels & Resorts LP	3.750	10/15/23	135,000	123,251
Host Hotels & Resorts LP	5.875	06/15/19	371,000	402,877
ProLogis International Funding II (S)	4.875	02/15/20	150,000	147,159
ProLogis LP	4.500	08/15/17	45,000	48,085
ProLogis LP	6.250	03/15/17	385,000	432,660
Realty Income Corp.	4.650	08/01/23	120,000	121,127
Ventas Realty LP	2.700	04/01/20	180,000	168,834
Ventas Realty LP	4.000	04/30/19	275,000	284,764
Ventas Realty LP	4.750	06/01/21	535,000	556,927
WEA Finance LLC (S)	6.750	09/02/19	215,000	253,522

Health Care 0.9%				1,897,988

Health Care Providers & Services 0.5%
Medco Health Solutions, Inc.	7.125	03/15/18	385,000	461,551
WellPoint, Inc.	7.000	02/15/19	540,000	652,943

Pharmaceuticals 0.4%
Mylan, Inc. (S)	2.600	06/24/18	250,000	247,124
Mylan, Inc. (S)	7.875	07/15/20	470,000	536,370

Industrials 4.0%				8,533,945

Aerospace & Defense 0.5%
Embraer Overseas, Ltd.	6.375	01/15/20	340,000	371,450
Textron, Inc.	5.600	12/01/17	340,000	371,981
Textron, Inc.	7.250	10/01/19	215,000	251,226

5

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Airlines 1.8%
American Airlines 2013-2 Class A Pass Through Trust (S)	4.950	01/15/23	$300,000	$297,000
British Airways PLC (S)	4.625	06/20/24	535,000	535,000
British Airways PLC (S)	5.625	06/20/20	130,000	131,950
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	263,229	274,416
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	79,269	83,335
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	126,424	136,538
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	337,740	359,693
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	93,670	98,822
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	497,835	562,553
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	121,334	131,648
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	217,015	232,748
Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900	01/15/26	205,000	187,575
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	234,847	255,984
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	134,757	140,821
US Airways 2012-2 Class A Pass Through Trust	4.625	06/03/25	400,000	386,000

Building Products 0.3%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	285,000	304,380
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	285,000	302,100

Commercial Services & Supplies 0.1%
The ADT Corp.	2.250	07/15/17	280,000	263,029

Industrial Conglomerates 0.4%
General Electric Company	4.125	10/09/42	175,000	158,916
KOC Holding AS (S)	3.500	04/24/20	300,000	246,750
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	400,000	348,000
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	120,000	113,400

Road & Rail 0.6%
Penske Truck Leasing Company LP (S)	2.875	07/17/18	345,000	340,626
Penske Truck Leasing Company LP (S)	3.750	05/11/17	355,000	365,991
Ryder System, Inc.	3.500	06/01/17	500,000	516,687

Trading Companies & Distributors 0.3%
Air Lease Corp.	4.500	01/15/16	75,000	78,000
Air Lease Corp.	5.625	04/01/17	145,000	155,513
Glencore Funding LLC (S)	4.125	05/30/23	325,000	287,613
International Lease Finance Corp. (S)	7.125	09/01/18	220,000	244,200

Information Technology 0.6%				1,258,009

Internet Software & Services 0.1%
Baidu, Inc.	3.250	08/06/18	295,000	290,932

IT Services 0.3%
Fiserv, Inc.	4.625	10/01/20	635,000	658,095

Office Electronics 0.2%
Xerox Corp.	5.625	12/15/19	280,000	308,982

Materials 2.5%				5,248,551

Chemicals 1.1%
Braskem Finance, Ltd. (S)	7.000	05/07/20	455,000	470,925
CF Industries, Inc.	7.125	05/01/20	490,000	574,654
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	233,545
LyondellBasell Industries NV	5.000	04/15/19	580,000	633,290

6

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

Methanex Corp.	5.250	03/01/22	$280,000	$289,717

Metals & Mining 0.8%
Allegheny Technologies, Inc.	5.950	01/15/21	100,000	102,818
Allegheny Technologies, Inc.	9.375	06/01/19	320,000	378,414
ArcelorMittal	10.350	06/01/19	240,000	284,400
Barrick Gold Corp. (S)	4.100	05/01/23	295,000	258,731
Gerdau Trade, Inc. (S)	4.750	04/15/23	200,000	174,200
Xstrata Finance Canada, Ltd. (S)	3.600	01/15/17	540,000	548,237

Paper & Forest Products 0.6%
Georgia-Pacific LLC	7.250	06/01/28	130,000	156,759
International Paper Company	7.950	06/15/18	360,000	444,025
International Paper Company	9.375	05/15/19	255,000	335,460
Westvaco Corp.	7.950	02/15/31	315,000	363,376

Telecommunication Services 2.9%				6,044,486

Diversified Telecommunication Services 2.4%
American Tower Corp.	3.400	02/15/19	185,000	184,747
American Tower Corp.	4.700	03/15/22	320,000	316,051
BellSouth Telecommunications, Inc.	6.300	12/15/15	150,565	155,334
CenturyLink, Inc.	6.450	06/15/21	380,000	378,100
CenturyLink, Inc.	7.600	09/15/39	220,000	198,000
Crown Castle Towers LLC (S)	4.883	08/15/20	940,000	988,590
Crown Castle Towers LLC (S)	6.113	01/15/20	420,000	472,831
GTP Acquisition Partners I LLC (S)	2.364	05/15/18	460,000	443,704
Qwest Corp.	6.750	12/01/21	595,000	636,425
Telecom Italia Capital SA	6.999	06/04/18	285,000	308,063
Telecom Italia Capital SA	7.200	07/18/36	220,000	213,083
Telefonica Emisiones SAU	6.421	06/20/16	575,000	629,285

Wireless Telecommunication Services 0.5%
SBA Tower Trust (S)	2.933	12/15/17	320,000	318,965
SBA Tower Trust (S)	3.598	04/15/18	310,000	304,984
SBA Tower Trust (S)	5.101	04/17/17	280,000	300,227
Verizon New York, Inc.	7.000	12/01/33	195,000	196,097

Utilities 2.0%				4,173,397

Electric Utilities 1.0%
Beaver Valley II Funding Corp.	9.000	06/01/17	147,000	147,920
Electricite de France SA (5.250% to 1-29-23, then 10 Year
Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	180,000	168,750
FPL Energy National Wind LLC (S)	5.608	03/10/24	122,470	109,390
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	400,000	426,430
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17,
then 3 month LIBOR + 2.125%)	6.650	06/15/67	145,000	152,613
Oncor Electric Delivery Company LLC	5.000	09/30/17	300,000	331,936
PNPP II Funding Corp.	9.120	05/30/16	71,000	73,385
PPL WEM Holdings PLC (S)	3.900	05/01/16	360,000	376,403
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	260,000	271,700
W3A Funding Corp.	8.090	01/02/17	156,571	155,855

Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group, Inc.	5.150	12/01/20	265,000	286,075
Exelon Generation Company LLC	4.250	06/15/22	345,000	337,597

7

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Utilities (continued)

Exelon Generation Company LLC	5.600	06/15/42	$165,000	$159,539

Multi-Utilities 0.6%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%)	6.110	12/01/66	555,000	568,875
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%)	6.250	05/15/67	585,000	606,929

Municipal Bonds 0.1%				$245,322

(Cost $258,019)

State of Illinois, GO	5.100	06/01/33	280,000	245,322

Collateralized Mortgage Obligations 19.5%				$41,148,008

(Cost $40,966,511)

Commercial & Residential 12.5%				26,325,847

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	470,000	523,007
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.954	05/10/45	355,000	389,250
Series 2006-4, Class AM	5.675	07/10/46	675,000	735,982
Series 2006-3, Class A4 (P)	5.889	07/10/44	620,000	679,025
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.884	01/25/35	711,581	689,347
Series 2005-7, Class 11A1 (P)	0.724	08/25/35	653,021	573,926
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10/25/34	347,447	361,170
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.393	07/15/44	185,000	188,033
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.994	12/10/49	820,000	927,844
Series 2010-C1, Class D (P) (S)	6.078	07/10/46	380,000	386,567
Series 2012-CR2, Class XA IO	2.114	08/15/45	2,819,382	323,304
Series 2012-CR5, Class XA IO	2.082	12/10/45	4,064,221	447,398
Series 2012-LC4, Class B (P)	4.934	12/10/44	290,000	297,510
Series 2012-LC4, Class C (P)	5.824	12/10/44	555,000	571,590
Series 2013-300P, Class D (P)(S)	4.539	08/10/30	510,000	466,853
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.322	12/05/31	435,000	438,440
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	245,000	250,357
Series 2012-FBLU, Class D (S)	5.007	05/05/27	365,000	370,931
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.330	08/19/34	410,891	393,926
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.056	07/10/38	530,000	577,150
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.785	11/08/29	480,000	475,713
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.655	09/25/35	632,372	612,467
Series 2004-9, Class B1 (P)	3.099	08/25/34	292,201	165,618
Series 2006-AR1, Class 3A1 (P)	3.169	01/25/36	398,959	340,265

8

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.072	08/19/45	$1,523,477	$64,799
Series 2005-2, Class X IO	2.245	05/19/35	6,393,545	389,450
Series 2005-8, Class 1X IO	2.204	09/19/35	1,566,708	122,703
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.006	10/25/36	3,890,201	295,266
Series 2005-AR18, Class 2X IO	1.644	10/25/36	4,939,746	177,010
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12/15/44	930,000	1,004,368
Series 2006-LDP7, Class AM (P)	6.056	04/15/45	565,000	616,754
Series 2006-LDP9, Class AM	5.372	05/15/47	870,000	918,344
Series 2007-CB18, Class A4	5.440	06/12/47	875,000	958,856
Series 2007-LD12, Class AM (P)	6.196	02/15/51	765,000	828,849
Series 2007-LDPX Class AM (P)	5.464	01/15/49	825,000	835,764
Series 2012-HSBC,Class XA IO (S)	1.582	07/05/32	2,845,000	300,569
Series 2012-PHH, Class D (P) (S)	3.452	10/15/25	225,000	226,908
Series 2013-JWRZ, Class D (P) (S)	3.174	04/15/30	385,000	386,173
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	800,000	868,672
Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1 (P)	3.207	09/25/37	110,112	56,998
Series 2007-3, Class M2 (P)	3.207	09/25/37	44,236	4,601
Series 2007-3, Class M3 (P)	3.207	09/25/37	13,751	188
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.328	02/15/46	297,000	268,221
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	515,000	554,928
Series 2007-IQ13, Class A4	5.364	03/15/44	775,000	852,602
Morgan Stanley Mortgage Loan Trust
Series 2004-11, Class 1A2A (P)	0.494	01/25/35	1,042,452	995,992
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.514	05/25/35	411,236	382,835
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	810,000	777,973
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	220,000	216,333
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.526	03/25/33	159,592	114,712
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.789	03/25/44	454,238	446,303
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	320,000	322,065
Series 2012-C1, Class C (P) (S)	5.720	05/10/45	215,000	219,837
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.963	05/10/63	3,875,446	363,877
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	245,000	260,541
WaMu Mortgage Pass Through Certificates
Series 2005-AR8, Class X IO	1.609	07/25/45	7,538,647	342,861
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.671	04/25/35	293,744	285,542

9

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.427	11/15/45	$4,280,441	$550,803
Series 2013-C15, Class B (P)	4.636	08/15/46	130,000	128,477

U.S. Government Agency 7.0%				14,822,161

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	2,897,752	396,845
Series 290, Class IO	3.500	11/15/32	2,941,379	612,407
Series 3581, Class IO	6.000	10/15/39	186,446	31,905
Series 3623, Class LI IO	4.500	01/15/25	170,040	13,411
Series 3630, Class BI IO	4.000	05/15/27	51,589	673
Series 3794, Class PI IO	4.500	02/15/38	447,974	57,099
Series 3830, Class NI IO	4.500	01/15/36	2,662,600	344,461
Series 3833, Class LI IO	2.052	10/15/40	2,225,746	142,657
Series 3908, Class PA	4.000	06/15/39	467,170	489,177
Series 4030, Class BI IO	5.000	01/15/42	532,784	92,914
Series 4060, Class HC	3.000	03/15/41	901,562	927,633
Series 4065, Class QA	3.000	08/15/41	642,476	653,156
Series 4074, Class PA	3.000	05/15/41	933,299	946,597
Series 4088, Class CA	3.000	03/15/42	958,165	969,996
Series 4136, Class IH IO	3.500	09/15/27	2,398,676	311,654
Series K017, Class X1 IO	1.598	12/25/21	2,233,272	200,874
Series K018, Class X1 IO	1.605	01/25/22	2,872,600	260,528
Series K021, Class X1 IO	1.646	06/25/22	674,399	67,999
Series K022, Class X1 IO	1.432	07/25/22	5,295,644	461,447
Series K707, Class X1 IO	1.694	12/25/18	1,958,631	135,404
Series K708, Class X1 IO	1.643	01/25/19	4,449,540	307,161
Series K709, Class X1 IO	1.676	03/25/19	2,634,601	187,902
Series K710, Class X1 IO	1.914	05/25/19	2,020,742	169,666
Series K711, Class X1 IO	1.833	07/25/19	7,142,136	585,305
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	247,848	31,489
Series 2009-50, Class GI IO	5.000	05/25/39	438,656	63,947
Series 2009-78, Class IB IO	5.000	06/25/39	579,502	79,718
Series 2010-14, Class AI IO	4.000	08/25/27	140,170	3,423
Series 2010-3, Class LI IO	5.000	02/25/25	2,568,302	204,370
Series 2010-36, Class BI IO	4.000	03/25/28	150,852	4,179
Series 2010-68, Class CI IO	5.000	11/25/38	552,008	74,158
Series 2012-118, Class IB IO	3.500	11/25/42	1,217,768	264,500
Series 2012-120, Class PA	3.500	10/25/42	760,717	776,055
Series 2012-137, Class QI IO	3.000	12/25/27	2,498,892	375,689
Series 2012-137, Class WI IO	3.500	12/25/32	1,776,057	331,611
Series 2012-19, Class JA	3.500	03/25/41	1,436,631	1,472,786
Series 2012-67, Class KG	3.500	02/25/41	298,660	305,716
Series 2012-98, Class JP	3.500	03/25/42	929,664	947,914
Series 398, Class C3 IO	4.500	05/25/39	188,794	28,450
Series 401, Class C2 IO	4.500	06/25/39	171,034	24,315
Series 402, Class 3 IO	4.000	11/25/39	302,828	53,476
Series 402, Class 4 IO	4.000	10/25/39	474,916	82,953
Series 402, Class 7 IO	4.500	11/25/39	480,902	81,973
Series 407, Class 15 IO	5.000	01/25/40	512,922	85,733
Series 407, Class 16 IO	5.000	01/25/40	83,676	12,612
Series 407, Class 17 IO	5.000	01/25/40	92,932	15,956
Series 407, Class 21 IO	5.000	01/25/39	292,042	45,280
Series 407, Class 7 IO	5.000	03/25/41	415,823	74,958

10

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series 407, Class 8 IO	5.000	03/25/41	$206,608	$39,250
Series 407, Class C6 IO	5.500	01/25/40	1,109,715	196,583
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	436,031	28,500
Series 2012-114, Class IO	1.030	01/16/53	1,667,018	156,623
Series 2013-42, Class IO	3.500	03/20/43	925,589	145,744
Series 2013-42, Class YI IO	3.500	03/20/43	2,855,863	447,329

Asset Backed Securities 3.8%				$7,978,237

(Cost $7,690,859)

Asset Backed Securities 3.8%				7,978,237

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.544	09/25/34	234,268	230,016
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.654	05/25/35	405,000	360,530
Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.734	05/25/34	283,346	275,006
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.604	03/25/35	277,547	258,712
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.424	07/25/36	585,576	526,485
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.634	05/25/35	178,834	173,463
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	737,225	725,948
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.844	04/25/36	390,165	374,337
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.654	05/25/36	470,000	450,202
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	874,863	928,662
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.644	11/25/35	485,000	436,594
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.664	11/25/35	355,000	346,256
Series 2005-6, Class M1 (P)	0.654	12/25/35	265,000	257,166
Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.884	08/25/37	109,434	106,647
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.934	09/25/35	152,899	138,294
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.634	03/25/35	240,000	227,772
Park Place Securities, Inc.
Series 2005-WCH1, Class M2 (P)	0.704	01/25/36	456,262	447,369
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.604	03/25/35	255,000	236,974
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	106,619	106,836
Series 2005-2, Class AF4	4.934	08/25/35	420,000	402,544
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	324,106	342,567

11

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Westgate Resorts LLC
Series 2012-3A, Class A (S)	2.500	03/20/25	$313,794	$313,597
Series 2012-3A, Class B (S)	4.500	03/20/25	94,516	94,132
Series 2013-1A, Class B (S)	3.750	08/20/25	221,169	218,128

Foreign Government Obligations 0.1%				$233,406

(Cost $219,381)

South Korea 0.1%				233,406

Korea Development Bank	4.000	09/09/16	220,000	233,406

Capital Preferred Securities 1.2%				$2,453,276

(Cost $2,333,992)

Financials 1.2%				2,453,276

Capital Markets 0.3%
State Street Capital Trust IV (P)	1.273	06/15/37	695,000	562,950

Commercial Banks 0.4%
Allfirst Preferred Capital Trust (P)	1.768	07/15/29	205,000	170,150
Fifth Third Capital Trust IV (6.500% to 4-15-37, then 3 month
LIBOR + 1.368%)	6.500	04/15/37	595,000	590,538
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	135,000	140,400

Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	95,000	107,825
MetLife Capital Trust X (9.250% to 4-8-38, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	250,000	323,750
ZFS Finance USA Trust II (6.450% to 6-15-16, then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	330,000	351,450
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month
LIBOR + 2.285%) (S)	6.500	05/09/37	195,000	206,213

			Shares	Value

Preferred Securities 0.7%				$1,386,384

(Cost $1,361,069)

Financials 0.4%				914,232

Commercial Banks 0.4%
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%)			15,450	394,130
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)			12,325	330,557
Wells Fargo & Company, Series L, 7.500%			167	189,545

Industrials 0.2%				294,898

Aerospace & Defense 0.2%
United Technologies Corp., 7.500%			4,748	294,898

Utilities 0.1%				177,254

Electric Utilities 0.1%
Duke Energy Corp., 5.125%			8,365	177,254

12

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

	Yield(%)	Shares	Value

Securities Lending Collateral 0.0%			$98,743

(Cost $98,750)

John Hancock Collateral Investment Trust (W)	0.1750 (Y)	9,867	98,743

		Par Value	Value

Short-Term Investments 0.1%			$223,000

(Cost $223,000)

Repurchase Agreement 0.1%			223,000

Repurchase Agreement with State Street Corp. dated 8-30-13 at
0.000% to be repurchased at $223,000 on 9-3-13, collateralized by
$230,000 U.S. Treasury Note 1.000% due 8-31-16 (valued at
$232,509, including interest)		$223,000	223,000

Total investments (Cost $208,383,841)† 99.1%			$208,934,922

Other assets and liabilities, net 0.9%			$1,900,451

Total net assets 100.0%			$210,835,373

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

(L) A portion of this security is on loan as of 8-31-13. The value of securities on loan amounted to $96,791.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $30,268,597 or 14.4% of the Fund's net assets as of 8-31-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-13.

† At August 31, 2013, the aggregate cost of investment securities for federal income tax purposes was $209,205,672. Net unrealized depreciation aggregated $270,750, of which $5,794,329 related to appreciated investment securities and $6,065,079 related to depreciated investment securities.

13

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.

Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31,2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	8-31-13	Price	Inputs	Inputs
U.S. Government & Agency Obligations	$74,392,684	—	$74,392,684	—
Corporate Bonds	80,775,862	—	80,775,862	—
Municipal Bonds	245,322	—	245,322	—
Collateralized Mortgage Obligations	41,148,008	—	41,019,531	$128,477
Asset Backed Securities	7,978,237	—	7,760,109	218,128
Foreign Government Obligations	233,406	—	233,406	—
Capital Preferred Securities	2,453,276	—	2,453,276	—
Preferred Securities	1,386,384	$1,386,384	—	—
Securities Lending Collateral	98,743	98,743	—	—
Short-Term Investments	223,000	—	223,000	—

Total Investments in Securities	$208,934,922	$1,485,127	$207,103,190	$346,605
Other Financial Instruments:
Futures	$23,625	$23,625	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral

14

Investment Grade Bond Fund
As of 8-31-13 (Unaudited)

value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives.

Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position.

Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central exchange clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund. The exchange’s clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member then over-the-counter transactions.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2013, the fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at August 31, 2013.

						UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

U.S. Treasury Ultra Long Bond Futures	33	Long	Dec 2013	$4,658,250	$4,681,875	$23,625

For additional information on the funds significant accounting policies, please refer to the funds most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

55Q1 8/13
10/13

John Hancock
INVESTMENTS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

Government Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 71.7%				$229,275,970

(Cost $233,907,067)

U.S. Government 9.4%				30,018,545

U.S. Treasury
Bond	2.875	05/15/43	600,000	507,563
Bond	3.750	08/15/41	2,750,000	2,785,233
Note	1.875	06/30/20	3,250,000	3,182,712
Note	2.500	08/15/23	16,405,000	16,010,263
Note	2.625	11/15/20	6,000,000	6,141,096
Strips, PO	3.039	11/15/30	2,625,000	1,391,678

U.S. Government Agency 62.3%				199,257,425

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500	02/01/26	767,616	800,629
30 Yr Pass Thru (P)	2.379	09/01/41	5,114,012	5,247,175
30 Yr Pass Thru	3.000	03/01/43	1,305,727	1,246,663
30 Yr Pass Thru	3.500	05/01/42	16,525,938	16,454,285
30 Yr Pass Thru	3.500	06/01/42	3,309,412	3,295,063
30 Yr Pass Thru	5.000	04/01/41	1,164,420	1,252,160
30 Yr Pass Thru	6.500	09/01/39	873,061	965,962
30 Yr Pass Thru	6.500	04/01/39	639,668	707,597
Federal National Mortgage Association
15 Yr Pass Thru	3.000	10/01/42	683,376	654,066
15 Yr Pass Thru	3.500	03/01/26	5,654,161	5,905,727
15 Yr Pass Thru	3.500	07/01/26	2,989,078	3,124,404
15 Yr Pass Thru	4.000	12/01/24	3,872,530	4,099,285
30 Yr Pass Thru	3.000	10/29/27	950,000	838,577
30 Yr Pass Thru	3.000	08/01/42	687,523	658,034
30 Yr Pass Thru	3.000	11/01/42	3,398,151	3,252,402
30 Yr Pass Thru	3.000	12/01/42	8,686,901	8,317,030
30 Yr Pass Thru	3.000	03/01/43	378,935	362,919
30 Yr Pass Thru	3.000	05/01/43	489,567	468,876
30 Yr Pass Thru	3.500	02/01/26	278,819	291,224
30 Yr Pass Thru	3.500	06/01/42	5,147,438	5,139,700
30 Yr Pass Thru	3.500	07/01/42	1,209,350	1,207,507
30 Yr Pass Thru	3.500	01/01/43	4,340,845	4,333,555
30 Yr Pass Thru	3.500	04/01/43	3,437,501	3,431,727
30 Yr Pass Thru	4.000	12/01/40	4,570,266	4,730,940
30 Yr Pass Thru	4.000	02/01/41	3,152,264	3,256,190
30 Yr Pass Thru	4.000	09/01/41	8,283,916	8,575,147
30 Yr Pass Thru	4.000	09/01/41	4,250,086	4,390,206
30 Yr Pass Thru	4.000	10/01/41	3,828,751	3,957,373
30 Yr Pass Thru	4.000	03/01/42	2,904,837	2,998,336
30 Yr Pass Thru (P)	4.315	04/01/48	180,041	190,544
30 Yr Pass Thru	4.500	08/01/40	5,722,650	6,041,420
30 Yr Pass Thru	4.500	06/01/41	8,367,953	8,852,379
30 Yr Pass Thru	4.500	07/01/41	7,050,953	7,459,136
30 Yr Pass Thru	4.500	11/01/41	1,713,903	1,809,909
30 Yr Pass Thru	4.500	01/01/42	8,633,509	9,136,006
30 Yr Pass Thru	4.500	02/01/42	6,626,994	7,002,351
30 Yr Pass Thru	5.000	11/01/33	2,667,066	2,870,286
30 Yr Pass Thru	5.000	04/01/35	775,774	834,157
30 Yr Pass Thru	5.000	09/01/40	7,098,969	7,715,311
30 Yr Pass Thru	5.000	09/01/40	2,750,292	2,989,076

1

Government Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	5.000	10/01/40	3,661,373	$3,963,240
30 Yr Pass Thru	5.000	04/01/41	874,383	942,648
30 Yr Pass Thru	5.000	04/01/41	2,775,317	3,023,212
30 Yr Pass Thru	5.000	05/01/41	17,318,293	18,670,354
30 Yr Pass Thru	5.500	09/01/34	2,450,877	2,666,382
30 Yr Pass Thru	5.500	03/01/36	3,740,373	4,061,081
30 Yr Pass Thru	5.500	04/01/36	2,578,581	2,799,674
30 Yr Pass Thru	5.500	08/01/37	3,012,318	3,279,073
30 Yr Pass Thru	6.000	06/01/40	3,486,718	3,800,920
30 Yr Pass Thru	6.500	06/01/39	1,067,976	1,187,507

Corporate Bonds 0.6%				$1,871,134

(Cost $1,792,604)

Telecommunication Services 0.6%				1,871,134

Diversified Telecommunication Services 0.3%				855,598

Crown Castle Towers LLC (S)	6.113	01/15/20	760,000	855,598

Wireless Telecommunication Services 0.3%				1,015,536

SBA Tower Trust (S)	2.933	12/15/17	550,000	548,222
SBA Tower Trust (S)	3.598	04/15/18	475,000	467,314

Collateralized Mortgage Obligations 22.9%				$73,334,869

(Cost $72,523,298)

Commercial & Residential 10.2%				32,604,769

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.404	06/25/45	850,954	740,014
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2 (P)	2.320	08/25/35	664,907	659,830
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.744	07/25/35	635,481	572,461
Series 2005-7, Class 11A1 (P)	0.724	08/25/35	922,493	810,760
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10/25/34	556,109	578,074
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.993	12/10/49	2,245,000	2,540,256
Series 2010-C1, Class D (P) (S)	6.078	07/10/46	549,076	558,565
Series 2012-CR2, Class XA IO	2.114	08/15/45	4,869,841	558,434
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.330	08/19/34	980,269	939,795
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.785	11/08/29	755,000	748,257
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.654	09/25/35	957,723	927,577
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.072	08/19/45	4,389,257	186,692
Series 2005-2, Class X IO	2.244	05/19/35	14,914,526	908,489
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.066	10/25/36	12,302,073	933,727
Series 2005-AR18, Class 2X IO	1.644	10/25/36	11,623,579	416,518
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.056	04/15/45	1,435,000	1,566,446

2

Government Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Series 2006-LDP9, Class AM	5.372	05/15/47	1,335,000	$1,409,183
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,191,670
Series 2007-LD12, Class AM (P)	6.196	02/15/51	1,180,000	1,278,486
Series 2007-LDPX Class AM (P)	5.464	01/15/49	1,235,000	1,251,113
Series 2012-HSBC, Class XA IO (S)	1.582	07/05/32	5,077,500	536,428
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	1,770,000	1,921,937
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	900,000	969,777
Series 2007-IQ13, Class A4	5.364	03/15/44	2,025,000	2,227,765
Morgan Stanley Mortgage Loan Trust
Series 2004-11, Class 1A2A (P)	0.494	01/25/35	1,524,520	1,456,575
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.514	05/25/35	632,847	589,141
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.788	03/25/44	1,020,241	1,002,418
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	555,000	558,581
Series 2012-C1, Class C (P) (S)	5.720	05/10/45	370,000	378,325
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	380,000	404,104
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.474	12/25/45	949,646	832,477
Series 2005-AR2, Class 2A3 (P)	0.534	01/25/45	523,762	457,255
Series 2005-AR2, Class X IO	1.570	01/25/45	15,625,284	670,245
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.670	04/25/35	847,047	823,394

U.S. Government Agency 12.7%				40,730,100

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	4,499,290	616,175
Series 290, Class IO	3.500	11/15/32	4,744,782	987,882
Series 3581, Class IO	6.000	10/15/39	505,148	86,442
Series 3623, Class LI IO	4.500	01/15/25	501,610	39,562
Series 3630, Class BI IO	4.000	05/15/27	150,406	1,962
Series 3699, Class MI IO	4.500	01/15/38	1,709,569	198,370
Series 3747, Class HI IO	4.500	07/15/37	4,469,577	426,564
Series 3794, Class PI IO	4.500	02/15/38	1,047,211	133,478
Series 3830, Class NI IO	4.500	01/15/36	4,795,523	620,398
Series 3833, Class LI IO	2.052	10/15/40	5,328,981	341,555
Series 3908, Class PA	4.000	06/15/39	827,354	866,330
Series 4027, Class TA	3.500	07/15/41	2,137,657	2,207,736
Series 4030, Class BI IO	5.000	01/15/42	946,613	165,082
Series 4060, Class HC	3.000	03/15/41	1,626,436	1,673,469
Series 4065, Class QA	3.000	08/15/41	1,157,368	1,176,607
Series 4074, Class PA	3.000	05/15/41	3,733,194	3,786,388
Series 4077, Class IK IO	5.000	07/15/42	1,301,229	274,277
Series 4088, Class CA	3.000	03/15/42	4,311,741	4,364,983
Series 4136, Class IH IO	3.500	09/15/27	3,687,518	479,110
Series K017, Class X1 IO	1.597	12/25/21	3,870,019	348,093
Series K022, Class X1 IO	1.431	07/25/22	8,217,207	716,023
Series K706, Class X1 IO	1.731	10/25/18	9,906,083	690,434
Series K707, Class X1 IO	1.693	12/25/18	3,355,523	231,974
Series K708, Class X1 IO	1.642	01/25/19	8,008,177	552,820
Series K709, Class X1 IO	1.675	03/25/19	4,733,351	337,587

3

Government Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series K710, Class X1 IO	1.913	05/25/19	3,593,536	$301,721
Series K711, Class X1 IO	1.832	07/25/19	11,291,756	925,371
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	1,770,649	1,936,444
Series 2009-47, Class EI IO	5.000	08/25/19	731,720	67,483
Series 2009-50, Class GI IO	5.000	05/25/39	1,236,471	180,251
Series 2009-78, Class IB IO	5.000	06/25/39	1,538,734	211,673
Series 2009-109, Class IW IO	4.500	04/25/38	665,759	84,585
Series 2010-3, Class LI IO	5.000	02/25/25	7,011,509	557,935
Series 2010-14, Class AI IO	4.000	08/25/27	391,417	9,559
Series 2010-25, Class NI IO	5.000	03/25/25	2,639,873	247,684
Series 2010-36, Class BI IO	4.000	03/25/28	441,223	12,223
Series 2010-68, Class CI IO	5.000	11/25/38	1,305,241	175,349
Series 2011-146, Class MA	3.500	08/25/41	1,548,337	1,589,434
Series 2012-19, Class JA	3.500	03/25/41	2,502,810	2,565,798
Series 2012-21, Class IQ IO	4.500	09/25/41	2,025,369	409,892
Series 2012-98, Class JP	3.500	03/25/42	1,607,939	1,639,504
Series 2012-110, Class MA	3.000	07/25/41	1,773,283	1,833,325
Series 2012-118, Class IB IO	3.500	11/25/42	1,986,122	431,387
Series 2012-120, Class PA	3.500	10/25/42	1,232,555	1,257,405
Series 2012-137, Class QI IO	3.000	12/25/27	3,818,881	574,139
Series 2012-137, Class WI IO	3.500	12/25/32	2,816,527	525,879
Series 398, Class C3 IO	4.500	05/25/39	532,975	80,315
Series 401, Class C2 IO	4.500	06/25/39	493,695	70,186
Series 402, Class 3 IO	4.000	11/25/39	855,045	150,991
Series 402, Class 4 IO	4.000	10/25/39	1,341,441	234,308
Series 402, Class 7 IO	4.500	11/25/39	1,252,062	213,423
Series 407, Class 7 IO	5.000	03/25/41	997,326	179,783
Series 407, Class 8 IO	5.000	03/25/41	493,759	93,800
Series 407, Class 15 IO	5.000	01/25/40	1,136,675	189,991
Series 407, Class 16 IO	5.000	01/25/40	187,041	28,192
Series 407, Class 17 IO	5.000	01/25/40	207,808	35,680
Series 407, Class 21 IO	5.000	01/25/39	654,302	101,447
Series 407, Class C6 IO	5.500	01/25/40	1,905,441	337,543
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,056,900	69,082
Series 2012-114, Class IO, IO	1.029	01/16/53	2,778,364	261,038
Series 2013-42, Class IA IO	3.500	03/20/43	2,223,132	345,929
Series 2013-42, Class IO, IO	3.500	03/20/43	1,423,982	224,221
Series 2013-42, Class YI IO	3.500	03/20/43	4,380,522	686,144
Series 2013-6, Class AI IO	3.500	08/20/39	3,118,848	567,685

Asset Backed Securities 1.9%				$6,020,706

(Cost $5,731,054)

Asset Backed Securities 1.9%				6,020,706

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.544	09/25/34	563,939	553,702
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.654	05/25/35	645,000	574,178
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.604	03/25/35	622,242	580,015
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.424	07/25/36	986,399	886,859

4

Government Income Fund
As of 8-31-13 (Unaudited)

		Maturity
Rate (%)		date	Par value	Value

Asset Backed Securities (continued)

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.634	05/25/35	423,012	$410,306
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.962	06/25/37	447,161	452,367
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.644	11/25/35	805,000	724,655
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.654	12/25/35	460,000	446,402
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.634	03/25/35	547,000	519,130
Park Place Securities, Inc.
Series 2005-WCH1, Class M2 (P)	0.704	01/25/36	890,447	873,092

			Par value	Value

Short-Term Investments 1.8%				$5,935,000

(Cost $5,935,000)

Repurchase Agreement 1.8%				5,935,000

Barclays Tri-Party Repurchase Agreement dated 8-30-13 at 0.040% to be repurchased at $5,133,023 on 9-3-13, collateralized by
$5,390,800 U.S. Treasury Notes, 0.750% due 3-31-18 (valued at
$5,235,759, including interest)			$5,133,000	5,133,000
Repurchase Agreement with State Street Corp. dated 8-30-13 at
0.000% to be repurchased at $802,000 on 9-3-13, collateralized by
$810,000 U.S. Treasury Notes, 1.000% due 8-31-16 (valued at
$818,837, including interest)			802,000	802,000

Total investments (Cost $319,889,023)† 98.9%				$316,437,679

Other assets and liabilities, net 1.1%				$3,459,096

Total net assets 100.0%				$319,896,775

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $320,542,146. Net unrealized depreciation aggregated $4,104,467, of which $6,525,661 related to appreciated investment securities and $10,630,128 related to depreciated investment securities.

5

Government Income Fund
As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

6

Government Income Fund
As of 8-31-13 (Unaudited)

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2013, the fund used futures contracts to manage the duration of the fund. The following table summarizes the contracts held at August 31, 2013.

						UNREALIZED
			EXPIRATION			APPRECIATION
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	DATE	Notional Cost	Notional Value	(DEPRECIATION)

U.S. Treasury 10-year Note Futures	70	SHORT	Dec 2013	($8,719,177)	($8,699,688)	$19,489

For additional information on the funds' significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Government Income Fund.

56Q1 8/13
10/13

John Hancock INVESTMENTS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

High Yield Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 71.8%					$411,269,769

(Cost $413,465,223)

Consumer Discretionary 17.8%					102,053,312

Auto Components 1.1%
Dana Holding Corp.	6.000	09/15/23		2,675,000	2,608,125
Hyva Global BV (S)	8.625	03/24/16		1,865,000	1,641,200
The Goodyear Tire & Rubber Company	7.000	05/15/22		2,200,000	2,246,750

Automobiles 1.3%
Chrysler Group LLC	8.250	06/15/21		4,100,000	4,499,750
General Motors Financial Company, Inc. (S)	4.250	05/15/23		3,000,000	2,700,000

Distributors 0.2%
Burlington Holdings LLC, PIK (S)	9.000	02/15/18		1,070,000	1,094,075

Hotels, Restaurants & Leisure 6.1%
AMG Management (I)	Zero	11/01/15		5,559,715	1,334,332
CCM Merger, Inc. (S)	9.125	05/01/19		1,620,000	1,692,900
Greektown Superholdings, Inc.	13.000	07/01/15		7,688,000	8,072,400
Indianapolis Downs LLC (S)	15.500	11/01/13		726,488	73
Landry's, Inc. (S)	9.375	05/01/20		1,300,000	1,386,125
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20		10,546,000	10,335,080
Mohegan Tribal Gaming Authority (S)	11.000	09/15/18		7,597,000	7,445,060
RHP Hotel Properties LP (S)	5.000	04/15/21		605,000	562,650
Waterford Gaming LLC (S)	8.625	09/15/14		1,263,935	470,774
Wok Acquisition Corp. (S)	10.250	06/30/20		2,157,000	2,394,270
Wynn Las Vegas LLC (S)	4.250	05/30/23		1,110,000	993,450

Household Durables 1.2%
Beazer Homes USA, Inc.	9.125	05/15/19		4,435,000	4,690,013
Meritage Homes Corp.	7.000	04/01/22		1,735,000	1,856,450
Urbi Desarrollos Urbanos SAB de CV (H)(S)	9.750	02/03/22		2,625,000	485,625

Media 4.6%
CCO Holdings LLC	5.250	09/30/22		1,440,000	1,314,000
Clear Channel Communications, Inc., PIK (S)	14.000	02/01/21		9,827,721	8,009,593
DISH DBS Corp.	7.875	09/01/19		1,400,000	1,578,500
DreamWorks Animation SKG, Inc. (S)	6.875	08/15/20		510,000	524,025
MDC Partners, Inc. (S)	6.750	04/01/20		660,000	668,250
Sirius XM Canada Holdings, Inc.	8.000	09/12/14	CAD	9,855,000	12,514,044
Virgin Media Finance PLC (S)	6.375	04/15/23		1,800,000	1,786,500

Specialty Retail 1.7%
Automotores Gildemeister SA (S)	8.250	05/24/21		1,335,000	1,041,300
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19		3,731,000	3,842,930
New Look Bondco I PLC (S)	8.375	05/14/18		630,000	623,700
Toys R Us, Inc.	10.375	08/15/17		4,260,000	4,180,125

Textiles, Apparel & Luxury Goods 1.6%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19		2,465,000	2,748,475
Hot Topic, Inc. (S)	9.250	06/15/21		1,667,000	1,692,005
PVH Corp.	4.500	12/15/22		3,000,000	2,778,750
Quiksilver, Inc. (S)	10.000	08/01/20		1,455,000	1,473,188
The William Carter Company (S)	5.250	08/15/21		765,000	768,825

Consumer Staples 5.4%					30,626,838

Beverages 0.4%
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21		2,290,000	2,312,900

1

High Yield Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Food & Staples Retailing 0.9%
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20	3,025,000	$2,858,625
KeHE Distributors LLC (S)	7.625	08/15/21	475,000	482,719
Sun Merger Sub, Inc. (S)	5.875	08/01/21	630,000	628,425
Tops Holding Corp. (S)	8.875	12/15/17	1,028,000	1,135,940

Food Products 1.5%
Barry Callebaut Services V (S)	5.500	06/15/23	1,380,000	1,387,990
Simmons Foods, Inc. (S)	10.500	11/01/17	3,950,000	4,196,875
Southern States Cooperative, Inc. (S)	10.000	08/15/21	2,920,000	2,814,150

Household Products 1.2%
Harbinger Group, Inc. (S)	7.875	07/15/19	2,785,000	2,875,513
Reynolds Group Issuer, Inc.	9.000	04/15/19	1,665,000	1,719,113
The Sun Products Corp. (S)	7.750	03/15/21	2,190,000	2,146,200

Tobacco 1.4%
Alliance One International, Inc. (S)	9.875	07/15/21	5,585,000	5,110,275
Vector Group, Ltd.	7.750	02/15/21	2,865,000	2,958,113

Energy 11.8%				67,451,413

Energy Equipment & Services 1.4%
Key Energy Services, Inc.	6.750	03/01/21	2,000,000	1,975,000
Parker Drilling Company (S)	7.500	08/01/20	1,415,000	1,390,238
Permian Holdings, Inc. (S)	10.500	01/15/18	2,535,000	2,458,950
RKI Exploration & Production LLC (S)	8.500	08/01/21	2,145,000	2,145,000

Gas Utilities 0.1%
DCP Midstream LLC (5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43	535,000	496,213

Oil, Gas & Consumable Fuels 10.3%
Arch Coal, Inc.	7.250	06/15/21	6,963,000	5,378,918
Carrizo Oil & Gas, Inc.	7.500	09/15/20	2,770,000	2,922,350
Chesapeake Energy Corp.	5.750	03/15/23	5,700,000	5,671,500
Connacher Oil and Gas, Ltd. (S)	8.500	08/01/19	6,445,000	4,543,725
EP Energy LLC	7.750	09/01/22	4,645,000	4,970,150
Gastar Exploration USA, Inc. (S)	8.625	05/15/18	265,000	251,750
Goodrich Petroleum Corp.	8.875	03/15/19	1,520,000	1,565,600
Halcon Resources Corp.	8.875	05/15/21	4,735,000	4,746,838
Midstates Petroleum Company, Inc. (S)	9.250	06/01/21	4,080,000	3,876,000
Murphy Oil USA, Inc. (S)	6.000	08/15/23	605,000	600,463
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	1,655,000	1,464,675
Penn Virginia Corp.	8.500	05/01/20	3,230,000	3,230,000
Petroleos de Venezuela SA	5.375	04/12/27	4,400,000	2,508,000
Plains Exploration & Production Company	6.875	02/15/23	3,150,000	3,346,680
Quicksilver Resources, Inc. (S)	11.000	07/01/21	1,585,000	1,478,013
Rex Energy Corp. (S)	8.875	12/01/20	4,178,000	4,324,230
Samson Investment Company (S)	10.250	02/15/20	3,686,000	3,851,870
Sidewinder Drilling, Inc. (S)	9.750	11/15/19	2,985,000	2,910,375
Summit Midstream Holdings LLC (S)	7.500	07/01/21	1,325,000	1,344,875

Financials 9.3%				53,503,281

Capital Markets 0.3%
E*TRADE Financial Corp.	6.375	11/15/19	1,680,000	1,764,000

2

High Yield Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Commercial Banks 1.4%
Regions Bank	6.450	06/26/37		2,425,000	$2,517,548
Renaissance Acquisition Corp. (S)	6.875	08/15/21		935,000	913,963
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (S)	9.500	12/29/49		2,875,000	3,033,125
Zions Bancorporation (5.800% to 06/15/2023, then 3 month
LIBOR + 3.800%)	5.800	12/29/49		1,600,000	1,408,000

Consumer Finance 1.7%
DTEK Finance PLC (S)	7.875	04/04/18		2,810,000	2,648,425
SLM Corp.	5.500	01/25/23		4,750,000	4,315,689
Springleaf Finance Corp. (S)	6.000	06/01/20		3,025,000	2,805,688

Diversified Financial Services 3.9%
Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%)	5.950	12/29/49		5,725,000	5,438,750
iPayment, Inc.	10.250	05/15/18		7,505,000	5,591,225
Jefferies Finance LLC (S)	7.375	04/01/20		1,795,000	1,777,050
JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%)	5.150	12/29/49		6,290,000	5,535,200
McGraw-Hill Financial, Inc.	6.550	11/15/37		1,515,000	1,446,322
MPH Intermediate Holding Company 2, PIK (S)	8.375	08/01/18		1,405,000	1,433,100
Nationstar Mortgage LLC	6.500	06/01/22		1,455,000	1,393,163

Real Estate Investment Trusts 0.8%
DuPont Fabros Technology LP	8.500	12/15/17		2,900,000	3,059,500
iStar Financial, Inc.	9.000	06/01/17		1,206,000	1,365,795

Real Estate Management & Development 0.5%
Brookfield Residential Properties, Inc. (S)	6.500	12/15/20		1,205,000	1,232,113
NANA Development Corp. (S)	9.500	03/15/19		1,975,000	1,955,250

Thrifts & Mortgage Finance 0.7%
Alfa Bank OJSC (S)	7.500	09/26/19		2,605,000	2,735,250
Nationstar Mortgage LLC	7.875	10/01/20		1,075,000	1,134,125

Health Care 2.6%					15,020,731

Health Care Equipment & Supplies 0.7%
ConvaTec Finance International SA, PIK (S)	8.250	01/15/19		1,275,000	1,255,875
MModal, Inc. (S)	10.750	08/15/20		3,435,000	2,782,350

Health Care Providers & Services 0.9%
National Mentor Holdings, Inc. (S)	12.500	02/15/18		3,520,000	3,766,400
Select Medical Corp. (S)	6.375	06/01/21		1,610,000	1,521,450

Pharmaceuticals 1.0%
Endo Health Solutions, Inc.	7.250	01/15/22		1,863,000	1,904,918
VPII Escrow Corp. (S)	6.750	08/15/18		1,730,000	1,831,638
VPII Escrow Corp. (S)	7.500	07/15/21		1,830,000	1,958,100

Industrials 3.5%					20,133,911

Aerospace & Defense 0.3%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17		1,390,000	1,501,200

Airlines 0.6%
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375	05/15/21		595,000	574,175
KLM Royal Dutch Airlines NV (2.125% to 02/12/2015,
coupon reset every 10 years by company)	2.125	12/29/49	CHF	1,680,000	578,417

3

High Yield Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

US Airways Group, Inc.	6.125	06/01/18	2,350,000	$2,132,625

Commercial Services & Supplies 0.4%
Safway Group Holding LLC (S)	7.000	05/15/18	1,135,000	1,140,675
Tervita Corp. (S)	8.000	11/15/18	1,180,000	1,177,050

Construction & Engineering 0.2%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19	1,400,000	1,442,000

Machinery 1.4%
Navistar International Corp.	8.250	11/01/21	6,865,000	6,822,094
Titan International, Inc. (S)	7.875	10/01/17	1,100,000	1,166,000

Road & Rail 0.2%
Swift Services Holdings, Inc.	10.000	11/15/18	1,265,000	1,397,825

Transportation Infrastructure 0.4%
CHC Helicopter SA	9.375	06/01/21	2,330,000	2,201,850

Information Technology 2.8%				16,131,094

Communications Equipment 0.1%
Alcatel-Lucent USA, Inc. (S)	8.875	01/01/20	685,000	698,700

Internet Software & Services 0.2%
Healthcare Technology Intermediate, Inc., PIK (S)	7.375	09/01/18	1,160,000	1,177,400

IT Services 0.6%
Brightstar Corp. (S)	7.250	08/01/18	3,295,000	3,245,575

Software 1.9%
Aspect Software, Inc.	10.625	05/15/17	1,290,000	1,293,225
BMC Software Finance, Inc. (S)	8.125	07/15/21	2,035,000	2,060,438
First Data Corp. (S)	10.625	06/15/21	6,095,000	6,056,906
First Data Corp. (S)	11.750	08/15/21	1,710,000	1,598,850

Materials 9.8%				56,193,058

Chemicals 2.3%
Chemtura Corp.	5.750	07/15/21	2,265,000	2,236,688
Ferro Corp.	7.875	08/15/18	1,685,000	1,781,888
Hexion US Finance Corp.	8.875	02/01/18	3,500,000	3,578,750
Hexion US Finance Corp.	9.000	11/15/20	2,550,000	2,524,500
Rentech Nitrogen Partners LP (S)	6.500	04/15/21	2,115,000	2,072,700
TPC Group, Inc. (S)	8.750	12/15/20	970,000	989,400

Construction Materials 0.6%
American Gilsonite Company (S)	11.500	09/01/17	1,790,000	1,875,025
Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02/08/20	1,300,000	1,313,000

Containers & Packaging 2.7%
ARD Finance SA, PIK (S)	11.125	06/01/18	1,961,245	2,098,532
Ardagh Packaging Finance PLC (S)	7.000	11/15/20	2,695,000	2,620,888
Ball Corp.	4.000	11/15/23	2,670,000	2,382,975
Ball Corp.	5.000	03/15/22	1,500,000	1,473,750
BOE Intermediate Holding Corp., PIK (S)	9.000	11/01/17	2,145,000	2,187,900
Consolidated Container Company LLC (S)	10.125	07/15/20	4,266,000	4,607,280

Metals & Mining 3.4%
ALROSA Finance SA (S)	7.750	11/03/20	1,300,000	1,414,530
Edgen Murray Corp. (S)	8.750	11/01/20	3,780,000	3,780,000
HudBay Minerals, Inc. (S)	9.500	10/01/20	1,060,000	1,057,350

4

High Yield Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

HudBay Minerals, Inc.	9.500	10/01/20		1,635,000	$1,630,913
Inmet Mining Corp. (S)	8.750	06/01/20		1,480,000	1,546,600
Rain CII Carbon LLC (S)	8.000	12/01/18		6,061,000	6,121,610
Thompson Creek Metals Company, Inc.	7.375	06/01/18		3,355,000	2,860,138
Thompson Creek Metals Company, Inc.	9.750	12/01/17		1,120,000	1,198,400

Paper & Forest Products 0.8%
Neenah Paper, Inc. (S)	5.250	05/15/21		980,000	931,000
Sappi Papier Holding GmbH (S)	7.500	06/15/32		2,155,000	1,664,738
Sappi Papier Holding GmbH (S)	7.750	07/15/17		2,153,000	2,244,503

Telecommunication Services 7.0%					39,939,655

Diversified Telecommunication Services 5.0%
Cincinnati Bell, Inc.	8.375	10/15/20		1,450,000	1,533,375
Cincinnati Bell, Inc.	8.750	03/15/18		2,919,000	3,028,463
Frontier Communications Corp.	7.625	04/15/24		2,905,000	2,839,638
Intelsat Luxembourg SA (S)	8.125	06/01/23		9,040,000	9,446,800
T-Mobile USA, Inc. (S)	5.250	09/01/18		1,150,000	1,161,500
Telecom Italia Capital SA	7.175	06/18/19		1,350,000	1,467,045
tw telecom holdings, inc. (S)	5.375	10/01/22		1,750,000	1,666,875
tw telecom holdings, inc. (S)	6.375	09/01/23		2,100,000	2,089,500
Wind Acquisition Finance SA (S)	7.250	02/15/18		2,395,000	2,442,900
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17		1,392,447	1,423,777
Windstream Corp.	6.375	08/01/23		1,700,000	1,536,375

Wireless Telecommunication Services 2.0%
Digicel Group, Ltd. (S)	8.250	09/30/20		2,370,000	2,512,200
Digicel, Ltd. (S)	7.000	02/15/20		1,740,000	1,757,400
MetroPCS Wireless, Inc. (S)	6.250	04/01/21		1,770,000	1,765,575
Softbank Corp. (S)	4.500	04/15/20		3,055,000	2,888,319
Sprint Communications, Inc.	7.000	08/15/20		2,305,000	2,379,913

Utilities 1.8%					10,216,476

Independent Power Producers & Energy Traders 1.8%
AES Corp.	4.875	05/15/23		3,225,000	2,958,938
Dynegy, Inc. (S)	5.875	06/01/23		1,220,000	1,125,450
NRG Energy, Inc.	6.625	03/15/23		2,355,000	2,337,338
NRG Energy, Inc.	7.875	05/15/21		3,530,000	3,794,750

Convertible Bonds 1.5%					$8,800,715

(Cost $6,776,587)

Consumer Discretionary 0.5%					3,184,870

Media 0.5%
Mood Media Corp.	10.000	10/31/15	CAD	185,000	164,650
XM Satellite Radio, Inc. (S)	7.000	12/01/14		1,504,000	3,020,220

Financials 1.0%					5,615,845

Commercial Banks 0.6%
Royal Bank of Scotland Group PLC (6.990% to 10/05/2017,
then 3 month LIBOR + 2.670%) (Q)(S)	6.990	10/05/17		3,288,000	3,214,020

Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.	2.000	04/01/20		1,910,000	2,401,825

5

High Yield Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Foreign Government Obligations 0.6%				$3,240,000

(Cost $3,164,710)

Argentina 0.6%				3,240,000

City of Buenos Aires (S)	9.950	03/01/17	3,600,000	3,240,000

Term Loans (M) 7.7%				$44,001,914

(Cost $43,365,875)

Consumer Discretionary 2.5%				14,099,009

Auto Components 0.2%
Tower Automotive Holdings USA LLC	4.750	04/23/20	902,738	903,866

Distributors 0.1%
Renfro Corp.	5.750	01/30/19	597,000	595,508

Diversified Consumer Services 0.0%
Breed Technologies, Inc.	4.750	05/07/18	186,813	188,447

Hotels, Restaurants & Leisure 0.3%
Centaur Acquisition LLC	8.750	02/15/20	1,400,000	1,407,000

Media 1.7%
Clear Channel Communications, Inc.	6.932	01/30/19	6,739,166	6,196,663
Surveymonkey.com LLC	5.500	02/05/19	598,500	602,989
The Star Tribune Company	8.000	09/28/14	300,496	294,486
The Star Tribune Company	8.000	09/29/14	1,102,737	1,080,682
Univision Communications, Inc.	4.500	03/02/20	1,395,547	1,391,622

Specialty Retail 0.2%
Toys R Us Property Company I LLC	6.000	08/21/19	1,260,000	1,242,360

Textiles, Apparel & Luxury Goods 0.0%
Calceus Acquisition, Inc.	5.750	01/31/20	194,092	195,386

Energy 1.6%				9,157,325

Oil, Gas & Consumable Fuels 1.6%
Boomerang Tube LLC	11.000	10/11/17	2,276,313	2,242,168
NFR Energy LLC	8.750	12/31/18	2,491,000	2,508,126
Oxbow Carbon & Minerals LLC	4.250	07/19/19	1,875,000	1,882,031
Oxbow Carbon & Minerals LLC	8.000	01/17/20	2,500,000	2,525,000

Financials 1.7%				9,730,593

Capital Markets 0.6%
Oiler Acquisition Corp.	5.500	02/05/20	598,500	602,989
Walter Investment Management Corp.	5.750	11/28/17	2,811,962	2,827,779

Diversified Financial Services 0.4%
Springleaf Financial Funding Company	5.500	05/10/17	2,301,600	2,301,025

Real Estate Investment Trusts 0.7%
iStar Financial, Inc.	4.500	10/16/17	3,988,828	3,998,800

Health Care 0.5%				3,170,848

Biotechnology 0.1%
Patheon, Inc.	7.250	12/06/18	709,638	714,960

6

High Yield Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

Health Care Providers & Services 0.4%
National Mentor Holdings, Inc.	6.500	02/09/17	2,437,606	$2,455,888

Industrials 0.4%				2,381,278

Aerospace & Defense 0.1%
LMI Aerospace, Inc.	4.750	12/28/18	597,000	593,020

Aerospace & Defense 0.3%
WP CPP Holdings LLC	4.750	12/27/19	1,786,025	1,788,258

Materials 1.0%				5,462,861

Construction Materials 0.5%
Doncasters Group, Ltd.	9.500	10/09/20	2,885,000	2,870,575

Metals & Mining 0.5%
Fortescue Metals Group Finance PTY, Ltd.	5.250	10/18/17	2,585,463	2,592,286

Capital Preferred Securities 0.8%				$4,583,040

(Cost $4,878,539)

Financials 0.8%				4,583,040

RBS Capital Trust II (6.425% to 01/03/2034, then 3 month
LIBOR + 1.9425%) (Q)	6.425	01/03/34	5,456,000	4,583,040

Collateralized Mortgage Obligations 0.7%				$3,741,958

(Cost $1,928,346)

Commercial & Residential 0.7%				3,741,958

Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	601,000	607,689
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350	05/19/47	115,505,461	1,039,549
Series 2007-4, Class ES IO	0.350	07/19/47	126,978,744	1,269,787
Series 2007-6, Class ES IO (S)	0.342	08/19/37	97,050,915	824,933

Asset Backed Securities 1.3%				$7,197,255

(Cost $6,855,524)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.314	10/25/36	1,005,183	455,009
Series 2006-ASP5, Class A2C (P)	0.364	10/25/36	1,556,925	708,138
Series 2006-ASP5, Class A2D (P)	0.444	10/25/36	2,768,850	1,272,248
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.334	09/25/36	8,663,195	3,565,043
Securitized Asset Backed Receivables LLC
Series 2006-HE1, Class A2B (P)	0.274	07/25/36	2,715,731	1,196,817

			Shares	Value

Common Stocks 2.2%				$12,692,831

(Cost $37,252,572)

Consumer Discretionary 1.4%				8,273,775

Hotels, Restaurants & Leisure 0.1%
AMG Management (I)			1,632	0

7

High Yield Fund
As of 8-31-13 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Trump Entertainment Resorts, Inc. (I)	382,151	$764,302

Household Durables 0.2%
Beazer Homes USA, Inc. (I)	54,034	915,330

Media 1.1%
Granite Broadcasting Corp. (I)	11,688	58
Sirius XM Canada Holdings, Inc.	700,661	5,275,080
The Star Tribune Company (I)	43,011	1,319,005
Vertis Holdings, Inc. (I)	357,027	0

Industrials 0.1%		659,689

Commercial Services & Supplies 0.1%
Kaiser Group Holdings, Inc. (I)(V)	81,949	659,689

Machinery 0.0%
Glasstech, Inc., Class B (I)	4,430	0
Glasstech, Inc., Class C (I)	10	0

Materials 0.7%		3,759,367

Chemicals 0.7%
Huntsman Corp.	111,480	1,950,900
LyondellBasell Industries NV, Class A	25,780	1,808,467

Preferred Securities 11.6%		$66,534,919

(Cost $77,414,220)

Consumer Discretionary 0.5%		2,722,164

Auto Components 0.3%
The Goodyear Tire & Rubber Company, 5.875%	24,824	1,457,169

Automobiles 0.2%
General Motors Company, Series B, 4.750%	22,448	1,092,320

Media 0.0%
Xanadoo Company, Series C, 6.500% (I)	345,350	172,675

Energy 0.3%		1,678,117

Oil, Gas & Consumable Fuels 0.3%
Penn Virginia Corp., 6.000%	16,565	1,678,117

Financials 8.4%		47,967,170

Commercial Banks 3.0%
Regions Financial Corp., 6.375%	90,361	2,084,628
United Community Banks, Inc., Series B (5.000% to 02/01/2014,
then 9.000% thereafter)	1,233	1,194,124
Wells Fargo & Company, Series L, 7.500%	4,407	5,001,945
Zions Bancorporation, 6.300%	88,680	2,194,830
Zions Bancorporation, 7.900%	241,326	6,607,506

Diversified Financial Services 2.8%
Bank of America Corp., Series L, 7.250%	14,774	15,938,930

Insurance 1.1%
Hartford Financial Services Group, Inc., 7.875%	220,305	6,131,088

8

High Yield Fund
As of 8-31-13 (Unaudited)

			Shares	Value
Financials (continued)

Real Estate Investment Trusts 1.5%
iStar Financial, Inc., Series F, 7.800%			157,126	$3,599,757
iStar Financial, Inc., Series G, 7.650%			199,182	4,525,415
Weyerhaeuser Company, 6.375%			12,955	688,947

Industrials 0.7%				3,968,434

Airlines 0.3%
Continental Airlines Finance Trust II, 6.000%			32,702	1,414,362

Machinery 0.4%
Glasstech, Inc., Series A (I)			144	143,613
Glasstech, Inc., Series B (I)			4,475	2,410,459
Glasstech, Inc., Series C (I)			11	0

Materials 1.1%				6,254,284

Metals & Mining 1.1%
ArcelorMittal, 6.000%			24,625	511,215
Cliffs Natural Resources, Inc., 7.000%			176,880	3,477,461
Thompson Creek Metals Company, Inc., 6.500%			120,383	2,265,608

Telecommunication Services 0.1%				717,260

Diversified Telecommunication Services 0.1%
Intelsat SA, 5.750%			11,885	717,260

Utilities 0.5%				3,227,490

Multi-Utilities 0.5%
Dominion Resources, Inc.	6.125	04/01/16	63,000	3,227,490

			Shares	Value

Investment Companies 0.1%				$528,550

(Cost $646,093)

Financials 0.1%				528,550

iPATH S&P 500 VIX Short-Term Futures ETN			31,000	528,550

Warrants 0.0%				$71,601

(Cost $0)

Lear Corp. (Expiration Date: 11-9-14; Strike Price: $0.005) (I)			425	57,375
Mood Media Corp. (Expiration Date: 05/06/2016; Strike Price: $3.50) (I)			260,981	14,226

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$87,539

(Cost $0)

Consumer Discretionary 0.0%				67,314

Adelphia Communications Corp. (I)	9.875	03/01/49	5,985,000	44,888
Adelphia Communications Corp. (I)	10.250	11/01/49	2,990,000	22,425
SuperMedia, Inc. (I)	8.000	11/15/16	54,255,000	1

9

High Yield Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials 0.0%				$20,225

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	8,090,000	20,225

Short-Term Investments 1.0%				$5,910,000

(Cost $5,910,000)

Repurchase Agreement 1.0%				5,910,000

Barclays Tri-Party Repurchase Agreement dated 8-30-13 at 0.040% to be repurchased at $5,098,023 on 9-3-13, collateralized by
$5,354,000 U.S. Treasury Notes, 0.750% due 3-31-18 (valued at
$5,200,018, including interest)			5,098,000	5,098,000
Repurchase Agreement with State Street Corp. dated 8-30-13 at
0.000% to be repurchased at $812,000 on 9-3-13, collateralized by
$820,000 U.S. Treasury Notes, 1.000% due 8-31-16 (valued at
$828,946, including interest)			812,000	812,000

Total investments (Cost $601,657,689) 99.3%				$568,660,091

Other assets and liabilities, net 0.7%				$4,056,070

Total net assets 100.0%				$572,716,161

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

CHF Swiss Franc

GDR Global Depositary Receipt

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $237,456,896 or 41.5% of the fund's net assets as of 8-31-13.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to notes to portfolio of investments.

† At 08/31/2013 the aggregate cost of investment securities for federal income tax purposes was $606,312,210. Net unrealized depreciation aggregated $37,652,119, of which $31,631,593 related to appreciated investment securities and $69,283,712 related to depreciated investment securities.

10

High Yield Fund
As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in other open-end investment companies, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31,2013, by major security category or type:

11

High Yield Fund
As of 8-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	08/31/13	Price	Inputs	Inputs
Corporate Bonds	$411,269,769	—	$386,615,466	$24,654,303
Convertible Bonds	8,800,715	—	8,636,065	164,650
Foreign Government Obligations	3,240,000	—	3,240,000	—
Term Loans	44,001,914	—	44,001,914	—
Capital Preferred Securities	4,583,040	—	4,583,040	—
Collateralized Mortgage Obligations	3,741,958	—	607,689	3,134,269
Asset Backed Securities	7,197,255	—	7,197,255	—
Common Stocks	12,692,831	$10,609,466	2,083,307	58
Preferred Securities	66,534,919	59,521,569	3,092,479	3,920,871
Investment Companies	528,550	528,550	—	—
Warrants	71,601	—	71,601	—
Escrow Certificates	87,539	—	87,539	—
Short-Term Investments	5,910,000	—	5,910,000	—

Total Investments in Securities	$568,660,091	$70,659,585	$466,126,355	$31,874,151
Other Financial Instruments
Forward Foreign Currency Contracts	$55,710	—	$55,710	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

			COLLATERALIZED
	CORPORATE	CONVERTABLE	MORTGAGE	COMMON	PREFERRED
	BONDS	BONDS	OBLIGATIONS	STOCKS	SECURITIES	TOTALS
Balance as of 5-31-13	$23,266,753	$154,568	$2,461,322	$58	$3,907,224	$29,789,925
Realized gain (loss)	3,776	-	-	-	-	$3,776
Change in unrealized appreciation (depreciation)	852,338	$10,082	672,947	-	13,647	$1,549,014
Purchases	562,371	-	1,420,275	-	-	$1,982,646
Sales	(30,935)	-	(1,420,275)	-	-	($1,451,210)
Balance as of 8-31-13	$24,654,303	$164,650	$3,134,269	$58	$3,920,871	$31,874,151
Change in unrealized at period end*	$852,338	$10,082	$672,947	-	$13,647

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

12

High Yield Fund
As of 8-31-13 (Unaudited)

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 8-31-13

Corporate Bonds	$1,334,332	Discounted Cash Flows	Estimated recovery rate	24%
			Market comparable company
	470,774	Discounted Cash Flows	bond price	$52.29
			Comparability adjustment	(15%)
	73	Discounted Cash Flows	Estimated liquidation value	$0.01
				$98.00 - $126.91
	22,849,124	Market Approach	Offered quotes	(weighted average $113.83)

	$24,654,303
			Market comparable company
Convertible Bonds	$164,650	Market Approach		$89.00
			bond price
Collateralized Mortgage Obligations	$3,134,269	Market Approach	Offered quotes	$0.85 - $1.00
				(weighted average $0.93)

Common Stocks	$58	Market Approach	Aged transaction	$0.01
Preferred Securities	$2,554,072	Market Approach	EBITDA multiple	7.0x
	172,675	Discounted Cash Flows	Estimated liquidation value	1.60
	1,194,124	Market Approach	Offered quotes	$968.47

	$3,920,871

Increases/decreases in estimated recovery rate, market comparable company bond prices, estimated liquidation value,offered quotes, aged transactions, or earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for comparability adjustments may result in decreases/increases in security valuation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of

13

High Yield Fund
As of 8-31-13 (Unaudited)

secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2013, the fund had $9,530,000 in unfunded loan commitments outstanding.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolio attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the portfolios’ risk to a counterparty equal to any amounts payable by the portfolios, if any.

As defined by the ISDA, the portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral (this risk is N/A for MFC subadvised funds) and the risk that currency movements will not occur thereby reducing the fund’s total return.

14

High Yield Fund
As of 8-31-13 (Unaudited)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2013, the fund used forward foreign currency contracts to to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2013.

									NET
									UNREALIZED
						CONTRACTUAL	UNREALIZED	UNREALIZED	APPRECIATION/
FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	SETTLEMENT DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

High Yield Fund

	CAD	700,000	USD	662,829	State Street Bank & Trust Company	9/17/2013	1,529	-	1,529
	CAD	4,200,000	USD	3,980,477	Standard Chartered Bank	9/17/2013	5,667	-	5,667
	USD	18,587,924	CAD	19,534,049	Bank of Montreal	9/17/2013	48,514	-	48,514

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended August 31, 2013, is set forth below:

		Ending	Realized
	Beginning	share	gain	Dividend	Ending
Affiliate	share amount	amount	(loss)	income	value

Kaiser Group Holdings, Inc.
Purchased: None Sold: None	81,949	81,949	None	None	$659,689

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock High Yield Fund.

57Q1 8/13
10/13

John Hancock
INVESTMENTS

John Hancock

Global Conservative Absolute Return Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 18.8%					$18,569,383

(Cost $18,400,389)

Australia 0.5%					458,924

APT Pipelines, Ltd.	4.250	11/26/24	GBP	100,000	153,517
Commonwealth Bank of Australia	3.000	09/04/26	GBP	100,000	142,379
QBE Capital Funding IV, Ltd. (7.500% to 05/24/2021, then 10
Year Swap Rate + 4.003%)	7.500	05/24/41	GBP	100,000	163,028

Cayman Islands 0.3%					349,510

Trafford Centre Finance, Ltd.	6.500	07/28/33	GBP	99,840	189,978
Transocean, Inc.	6.800	03/15/38		150,000	159,532

Denmark 0.4%					398,953

Danske Bank A/S	4.000	12/09/15	GBP	100,000	163,007
DONG Energy A/S	4.875	01/12/32	GBP	150,000	235,946

France 1.4%					1,427,446

AXA SA (6.772% to 10/16/2019, then 3 month LIBOR +
2.370%) (Q)	6.772	10/16/19	GBP	100,000	155,357
BNP Paribas SA (5.945% to 04/19/2016, then 3 month
LIBOR + 1.130%) (Q)	5.945	04/19/16	GBP	100,000	148,973
Credit Agricole SA/London	5.500	12/17/21	GBP	100,000	174,431
Electricite de France SA	6.250	05/30/28	GBP	150,000	272,819
GDF Suez	7.000	10/30/28	GBP	100,000	201,505
GDF Suez (4.625% to 01/10/2019, then 5 Year Euro Swap
Rate + 3.308%) (Q)	4.625	01/10/19	GBP	100,000	155,551
RCI Banque SA	3.250	04/25/18	GBP	100,000	154,527
Societe Generale SA	5.400	01/30/18	GBP	100,000	164,283

Ireland 0.5%					472,024

GE Capital UK Funding	8.000	01/14/39	GBP	150,000	338,227
Rottapharm, Ltd.	6.125	11/15/19	EUR	100,000	133,797

Italy 0.5%					481,383

Assicurazioni Generali SpA (6.269% to 06/16/2026, then 3
month LIBOR + 2.350%) (Q)	6.269	06/16/26	GBP	100,000	123,976
Enel SpA	6.250	06/20/19	GBP	120,000	202,986
Telecom Italia SpA	6.375	06/24/19	GBP	100,000	154,421

Jersey, Channel Islands 0.8%					824,800

CPUK Finance, Ltd.	7.239	02/28/24	GBP	100,000	185,732
Heathrow Funding, Ltd.	6.450	12/10/31	GBP	250,000	474,741
UBS AG/Jersey Branch (5.250% to 06/21/2016, then 3
month LIBOR + 1.290%)	5.250	06/21/21	GBP	100,000	164,327

Luxembourg 0.2%					172,143

Glencore Finance Europe SA	6.500	02/27/19	GBP	100,000	172,143

Mexico 0.4%					360,293

America Movil SAB de CV	5.750	06/28/30	GBP	100,000	170,560
Petroleos Mexicanos	8.250	06/02/22	GBP	100,000	189,733

Netherlands 1.4%					1,408,722

BMW Finance NV	3.375	12/14/18	GBP	100,000	163,652
Deutsche Annington Finance BV	3.125	07/25/19	EUR	100,000	132,695
E.ON International Finance BV	6.375	06/07/32	GBP	150,000	287,923

1

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Netherlands (continued)

ING Bank NV (6.875% to 05/29/2018, then 3 month LIBOR +
2.550%)	6.875	05/29/23	GBP	100,000	$170,636
Koninklijke KPN NV	6.000	05/29/19	GBP	100,000	176,247
LYB International Finance BV	4.000	07/15/23		150,000	147,492
Siemens Financieringsmaatschappij NV (6.125% to
09/14/2016, then 3 month LIBOR + 2.250%)	6.125	09/14/66	GBP	100,000	168,908
Swiss Reinsurance Company (6.302% to 05/25/2019, then 6
month LIBOR + 2.120%) (Q)	6.302	05/25/19	GBP	100,000	161,169

Spain 0.2%					162,557

Telefonica Emisiones SAU	5.597	03/12/20	GBP	100,000	162,557

United Kingdom 9.6%					9,484,854

Affinity Sutton Capital Markets PLC	5.981	09/17/38	GBP	100,000	192,473
Annington Finance No. 1 PLC	8.000	10/02/21	GBP	82,906	157,978
Arqiva Financing PLC	4.882	12/31/32	GBP	100,000	154,470
Aspire Defence Finance PLC	4.674	03/31/40	GBP	100,000	154,862
Aviva PLC (6.125% to 07/05/2023, then 5 Year Euro Swap
Rate + 5.130%)	6.125	07/05/43	EUR	100,000	136,771
Aviva PLC (6.625% to 06/03/2021, then 6 month LIBOR +
4.136%)	6.625	06/03/41	GBP	100,000	163,084
Barclays Bank PLC	10.000	05/21/21	GBP	200,000	396,780
British Telecommunications PLC	5.750	12/07/28	GBP	150,000	265,038
Broadgate Financing PLC	5.098	04/05/33	GBP	100,000	144,751
Coventry Building Society	5.875	09/28/22	GBP	100,000	174,725
Dignity Finance PLC	8.151	12/31/30	GBP	150,000	313,591
Direct Line Insurance Group PLC (9.250% to 04/27/2022,
then 6 month LIBOR + 7.207%)	9.250	04/27/42	GBP	100,000	184,061
Enterprise Inns PLC	6.500	12/06/18	GBP	100,000	155,357
Firstgroup PLC	8.125	09/19/18	GBP	100,000	185,288
G4S PLC	7.750	05/13/19	GBP	100,000	182,788
Hammerson PLC	5.250	12/15/16	GBP	100,000	171,749
HSBC Bank PLC	6.500	07/07/23	GBP	100,000	179,422
HSBC Holdings PLC	6.000	03/29/40	GBP	100,000	167,648
Hutchison Ports UK Finance PLC	6.750	12/07/15	GBP	100,000	172,447
Imperial Tobacco Finance PLC	9.000	02/17/22	GBP	150,000	315,203
Integrated Accommodation Services PLC	6.480	03/31/29	GBP	81,923	155,122
Jaguar Land Rover Automotive PLC	8.250	03/15/20	GBP	100,000	171,707
Land Securities Capital Markets PLC (4.875% to 11/07/2017,
then 3 month LIBOR + 0.688%)	4.875	11/07/19	GBP	100,000	172,957
LBG Capital No.1 PLC	11.040	03/19/20	GBP	100,000	179,765
Legal & General Group PLC (4.000% to 06/08/2015 then 3
month EURIBOR +1.700%)	4.000	06/08/25	EUR	100,000	134,159
Lend Lease Europe Finance PLC	6.125	10/12/21	GBP	100,000	161,192
Lloyds TSB Bank PLC	4.875	03/30/27	GBP	100,000	168,256
Lloyds TSB Bank PLC	9.625	04/06/23	GBP	100,000	197,421
Marks & Spencer PLC	6.125	12/02/19	GBP	100,000	172,100
Marstons Issuer PLC (5.158% to 07/15/2019, then 3 month
LIBOR + 1.320%)	5.158	10/15/27	GBP	100,000	164,501
Mitchells & Butlers Finance PLC	5.965	12/15/23	GBP	58,262	99,897
National Grid Electricity Transmission PLC	5.875	02/02/24	GBP	150,000	271,241
National Westminster Bank PLC	6.500	09/07/21	GBP	100,000	158,321
Nationwide Building Society (7.971% to 03/13/2015, then 5
Year U.K. Treasury + 4.050%) (Q)	7.971	03/13/15	GBP	100,000	156,597

2

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

NGG Finance PLC (4.250% to 06/18/2020, then 7 Year Euro
Swap Rate + 2.880%)	4.250	06/18/76	EUR	100,000	$131,158
RSA Insurance Group PLC (8.500% to 12/08/2014, then 5
Year U.K. Treasury + 4.375%) (Q)	8.500	12/08/14	GBP	100,000	162,331
Scottish Widows PLC (5.125% to 09/24/2015 then 3 month
LIBOR +1.630%) (Q)	5.125	09/24/15	GBP	100,000	147,454
Segro PLC	6.750	02/23/24	GBP	120,000	222,067
Severn Trent Utilities Finance PLC	6.125	02/26/24	GBP	100,000	183,326
SSE PLC	6.250	08/27/38	GBP	120,000	234,248
Stagecoach Group PLC	5.750	12/16/16	GBP	100,000	171,477
Telereal Securitisation PLC	5.565	12/10/31	GBP	65,851	116,885
Tesco Property Finance 3 PLC	5.744	04/13/40	GBP	247,862	408,866
The Great Rolling Stock Company PLC	6.500	04/05/31	GBP	100,000	184,035
The Royal Bank of Scotland PLC	5.125	01/13/24	GBP	100,000	174,388
The Royal Bank of Scotland PLC	6.875	05/17/25	GBP	100,000	186,215
Virgin Media Secured Finance PLC	5.500	01/15/21	GBP	100,000	153,808
Vodafone Group PLC	5.625	12/04/25	GBP	100,000	177,407
Wales & West Utilities Finance PLC	6.250	11/30/21	GBP	100,000	186,909
WM Morrison Supermarkets PLC	3.500	07/27/26	GBP	100,000	144,648
Zurich Finance UK PLC (6.625% to 10/02/2022, then 5 Year
U.K. Treasury + 2.850%) (Q)	6.625	10/02/22	GBP	100,000	167,910

United States 2.6%					2,567,774

Altria Group, Inc.	9.950	11/10/38		100,000	147,328
American International Group, Inc.	5.000	04/26/23	GBP	150,000	251,051
Amgen, Inc.	4.000	09/13/29	GBP	100,000	142,620
AT&T, Inc.	7.000	04/30/40	GBP	100,000	204,539
Bank of America Corp.	6.125	09/15/21	GBP	150,000	270,968
Citigroup, Inc.	4.500	03/03/31	GBP	200,000	279,437
Citigroup, Inc.	6.250	09/02/19	GBP	100,000	182,726
Energy Transfer Partners LP	3.600	02/01/23		150,000	138,989
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07/31/19		100,000	103,000
GE Capital Trust V (5.500% to 09/15/2016, then 3 month
LIBOR + 1.615%)	5.500	09/15/66	GBP	200,000	303,741
Merrill Lynch & Companies, Inc.	8.125	06/02/28	GBP	100,000	199,106
Morgan Stanley	5.750	02/14/17	GBP	100,000	171,529
Wells Fargo Bank NA	5.250	08/01/23	GBP	100,000	172,740

Capital Preferred Securities 0.1%					$153,033

(Cost $150,821)

United States 0.1%					153,033

Rabobank Capital Funding Trust IV (5.556% to 12/31/2019
then 6 month LIBOR + 1.460%) (Q)	5.556	12/31/19	GBP	100,000	153,033

U.S. Government Obligations 8.0%					$7,918,310

(Cost $8,129,866)

United States 8.0%					7,918,310

U.S. Treasury Bonds	7.625	11/15/22		5,600,000	7,918,310

3

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Foreign Government Obligations 22.1%					$21,803,642

(Cost $22,246,514)

Germany 4.5%					4,483,579

Federal Republic of Germany	2.500	07/04/44	EUR	3,500,000	4,483,579

Norway 6.9%					6,783,617

Kingdom of Norway	3.750	05/25/21	NOK	39,000,000	6,783,617

United Kingdom 10.7%					10,536,446

United Kingdom Gilt	3.250	01/22/44	GBP	7,250,000	10,536,446

Collateralized Mortgage Obligations 0.3%					$277,436

(Cost $273,829)

United Kingdom 0.3%					277,436

Canary Wharf Finance II PLC
Series II, Class A1	6.455	10/22/33	GBP	82,136	155,284
Opera Finance Metrocentre PLC
Series METC, Class A (P)	0.711	02/02/17	GBP	80,023	122,152

		Maturity
	Yield (%)*	date		Par value^	Value

Short-Term Investments 51.7%					$51,154,418

(Cost $51,098,703)

Certificate of Deposit 11.1%					11,002,415

Credit Agricole SA	0.320	11/14/13		2,500,000	2,500,258
ING Direct NV	0.530	04/30/14		2,500,000	2,501,680
KBC Bank NV	0.250	09/26/13		2,500,000	2,500,130
KBC Bank NV	0.300	11/15/13		1,000,000	1,000,128
Societe Generale SA	0.300	11/01/13		2,500,000	2,500,219

Commercial Paper 12.1%					11,998,377

FMS Wertmanagement AoeR	0.147	10/28/13		2,500,000	2,499,397
KFW	0.110	10/28/13		2,500,000	2,499,384
Landeskreditbank Baden Wurttem	0.130	09/05/13		1,000,000	999,986
Landwirtschaftliche Rentenbank	0.094	09/03/13		2,500,000	2,499,988
Landwirtschaftliche Rentenbank	0.105	10/10/13		3,500,000	3,499,622

Time Deposits 22.3%					22,100,738

Abbey National	0.100	09/03/13		4,400,324	4,400,324
BNP Paribas	0.100	09/03/13		1,900,078	1,900,078
Calyon Paris	0.110	09/03/13		2,000,000	2,000,000
DZ Bank AG	0.090	09/03/13		4,500,171	4,500,171
Rabobank USA Financial Corp.	0.070	09/03/13		4,000,071	4,000,071
Societe Generale SA	0.080	09/03/13		2,000,000	2,000,000
UBS AG	0.050	09/03/13		3,300,094	3,300,094

U.S. Government 5.1%					4,999,888

U.S. Treasury Bill	0.063	09/19/13		5,000,000	4,999,888

4

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

	Par value	Value

Repurchase Agreement 1.1%		$1,053,000

Repurchase Agreement with State Street Corp. dated 8-30-13 at
0.000% to be repurchased at $1,053,000 on 9-3-13, collateralized by $1,075,000 U.S. Treasury Notes, 0.375% due 4-15-15 (valued at
$1,077,600, including interest)	$1,053,000	1,053,000

Total investments (Cost $100,300,122)† 101.0%		$99,876,222

Other assets and liabilities, net (1.0%)		($1,024,415)

Total net assets 100.0%		$98,851,807

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
NOK	Nowegian Krone
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $100,353,654. Net unrealized depreciation aggregated $477,432, of which $291,898 related to appreciated investment securities and $769,330 related to depreciated investment securities.

The fund had the following portfolio allocation as a percentage of net assets on 8-31-13:

Foreign Government Obligations	22.1%
Financials	9.2%
U.S. Government Obligations	8.0%
Utilities	2.6%
Industrials	2.2%
Telecommunication Services	1.3%
Consumer Discretionary	1.3%
Health Care	0.9%
Consumer Staples	0.6%
Energy	0.5%
Materials	0.3%
Collateralized Mortgage Obligations	0.3%
Short-Term Investments & Other	50.7%

Total	100.0%

5

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral

6

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended August 31, 2013, the fund used to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at August 31, 2013.

						Unrealized
	Number of		Expiration			Appreciation
Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

German Euro Bund Futures	31	Short	Sep 2013	($5,825,117)	($5,763,002)	$62,115
U.K. Long Gilt Bond Futures	93	Short	Dec 2013	(15,749,533)	(15,766,962)	(17,429)
U.S. Treasury Ultra Long Bond Futures	55	Short	Dec 2013	(7,763,011)	(7,803,125)	(40,114)

						$4,572

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

7

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

During the period ended August 31, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at August 31, 2013.

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

EUR	4,586,046	CZK	119,000,000	BNP Paribas SA	10/11/2013	-	($24,865)	($24,865)
EUR	738,208	SGD	1,220,000	BNP Paribas SA	9/18/2013	$9,630	-	9,630
EUR	508,918	USD	674,677	Barclays Bank PLC Wholesale	9/5/2013	-	(2,063)	(2,063)
GBP	11,714,695	USD	18,166,856	Barclays Bank PLC Wholesale	9/5/2013	-	(12,729)	(12,729)
GBP	104,630	USD	162,220	BNP Paribas SA	9/5/2013	-	(76)	(76)
INR	143,000,000	USD	2,378,893	BNP Paribas SA	9/18/2013	-	(222,745)	(222,745)
JPY	96,418,430	SGD	1,220,000	BNP Paribas SA	9/18/2013	12,818	-	12,818
MXN	93,000,000	USD	7,096,124	BNP Paribas SA	10/8/2013	-	(156,385)	(156,385)
NOK	72,400,000	EUR	9,175,015	Goldman Sachs International	10/16/2013	-	(157,970)	(157,970)
PLN	19,600,000	EUR	4,596,369	Goldman Sachs International	10/11/2013	-	(12,330)	(12,330)
SGD	1,220,000	EUR	712,585	Goldman Sachs International	9/18/2013	7,303	-	7,303
SGD	1,220,000	JPY	92,873,842	BNP Paribas SA	9/18/2013	5,233	-	5,233
SGD	1,830,000	USD	1,425,751	Barclays Bank PLC Wholesale	9/18/2013	8,899	-	8,899
USD	3,588,094	AUD	3,900,000	BNP Paribas SA	10/16/2013	126,573	-	126,573
USD	7,839,267	CAD	8,150,000	Goldman Sachs International	10/16/2013	109,629	-	109,629
USD	133,365	EUR	100,359	BNP Paribas SA	9/5/2013	726	-	726
USD	535,662	EUR	408,560	Goldman Sachs International	9/5/2013	-	(4,313)	(4,313)
USD	4,719,089	EUR	3,600,000	Goldman Sachs International	10/8/2013	-	(39,357)	(39,357)
USD	6,000,000	EUR	4,562,318	Goldman Sachs International	10/16/2013	-	(30,617)	(30,617)
USD	674,908	EUR	508,918	Barclays Bank PLC Wholesale	12/5/2013	2,070	-	2,070
USD	984,755	GBP	641,450	BNP Paribas SA	9/5/2013	-	(9,292)	(9,292)
USD	17,025,927	GBP	11,177,875	Goldman Sachs International	9/5/2013	-	(296,296)	(296,296)
USD	10,499,155	GBP	6,700,000	Goldman Sachs International	10/8/2013	118,902	-	118,902
USD	18,154,684	GBP	11,714,695	Barclays Bank PLC Wholesale	12/5/2013	12,835	-	12,835
USD	2,159,795	INR	143,000,000	BNP Paribas SA	9/18/2013	3,647	-	3,647
USD	7,426,871	MXN	93,000,000	Barclays Bank PLC Wholesale	10/8/2013	487,132	-	487,132
USD	8,075,510	NOK	48,500,000	Goldman Sachs International	10/8/2013	160,424	-	160,424
USD	1,450,240	SGD	1,830,000	BNP Paribas SA	9/18/2013	15,590	-	15,590

						$1,081,411	($969,038)	$112,373

The following are abbreviations for the tables above:

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar

8

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC swaps or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended August 31, 2013, the fund used interest rate swaps to manage against interest rate changes, maintain diversity and liquidity of the fund, manage duration and as a substitute for securities purchased. The following table summarizes the exchange cleared interest rate swap contracts held as of August 31, 2013.

						Unamortized
						Upfront
						Payment	Unrealized
Notional		USD Notional	Payments Made	Payments		Paid	Appreciation
Amount	Currency	Amount	by Fund	Received by Fund	Maturity Date	(Received)	(Depreciation)	Market Value

2,300,000	GBP	$3,498,759	Fixed .877%	6 Month LIBOR	Jul 2016	-	$18,640	$18,640
			EUR EURIBOR
77,000,000	EUR	101,035,549	Reuters	Fixed .9425%	Jul 2016	-	(310,990)	(310,990)
				EUR EURIBOR
8,500,000	EUR	11,308,831	Fixed .9425%	Reuters	Jul 2016	$15,300	19,030	34,330
2,100,000	GBP	3,194,519	Fixed 1.878%	6 Month LIBOR	Jul 2020	-	63,784	63,784
10,300,000	GBP	15,668,354	GBP LIBOR BBA	Fixed 2.335%	Jul 2020	-	(316,948)	(316,948)
10,300,000	GBP	15,976,324	Fixed 2.335%	GBP LIBOR BBA	Jul 2020	338,915	(21,967)	316,948
			EUR EURIBOR
4,700,000	EUR	6,167,105	Reuters	Fixed 1.82%	Jul 2020	-	(105,075)	(105,075)
6,000,000	USD	6,000,000	Fixed 2.8%	3 Month LIBOR	Jul 2020	-	83,992	83,992
2,800,000	GBP	4,259,358	Fixed 2.755%	6 Month LIBOR	Jul 2026	-	100,551	100,551
			EUR EURIBOR
8,800,000	EUR	11,546,920	Reuters	Fixed 2.918%	Jul 2027	-	(265,155)	(265,155)
1,250,000	GBP	1,901,499	Fixed 3.14%	6 Month LIBOR	Jul 2033	-	33,074	33,074
1,750,000	GBP	2,662,099	Fixed 3.301%	6 Month LIBOR	Jul 2043	-	19,499	19,499
3,500,000	EUR	4,592,525	Fixed 2.46%	6 Month EURIBOR	Jul 2043	-	223,749	223,749
2,500,000	GBP	3,802,999	Fixed 3.56125%	6 Month LIBOR	Jul 2045	-	39,153	39,153
2,500,000	GBP	3,877,749	GBP LIBOR BBA	Fixed 3.56125%	Jul 2045	(77,555)	38,402	(39,153)
3,800,000	EUR	4,986,170	Fixed 2.8%	6 Month EURIBOR	Jul 2047	-	224,266	224,266

		$200,478,760				$276,660	($155,995)	$120,665

The following are abbreviations for the table above:

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

9

Global Conservative Absolute Return Fund
As of 8-31-13 (Unaudited)

During the period ended August 31, 2013, the fund used inflations swaps to manage against anticipated changes in inflation, manage inflation duration and maintain diversity and liquidity of the fund. The following table summarizes the inflation swap contracts held as of August 31, 2013.

							Unamortized
				Payments	Payments		Upfront	Unrealized
	Notional		USD Notional	Made by	Received by	Maturity	Payment Paid	Appreciation	Market
Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Received)	(Depreciation)	Value

Barclays	9,250,000	GBP	$14,365,719	Fixed 3.155%	UK RPI	Aug 2018	-	($20,804)	($20,804)
BNP Paribas	12,700,000	EUR	16,664,305	EUR EXT CPI	Fixed 2.24%	Jul 2023	-	16,926	16,926
Morgan Stanley and Company	31,000,000	USD	31,000,000	USA CPI U	Fixed 2.4325%	Jul 2018	-	62,158	62,158

			$62,030,024				-	$58,280	$58,280

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.

427Q1 8/13
10/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	October 25, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2013